UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 55.5%
Security		Principal Amount (000’s omitted)	Value

Albania — 1.7%

Republic of Albania, 3.50%, 10/9/25(1)	EUR	54,769	$65,356,339

Total Albania			$65,356,339

Argentina — 2.2%

City of Buenos Aires, 42.42%, (BADLAR + 3.25%), 3/29/24(2)	ARS	69,444	$1,230,145

City of Buenos Aires, 46.61%, (BADLAR + 5.00%), 1/23/22(2)	ARS	23,358	458,398

Provincia de Buenos Aires, 45.74%, (BADLAR + 3.75%), 4/12/25(1)(2)(3)	ARS	202,182	3,340,938

Provincia de Buenos Aires, 50.20%, (BADLAR + 3.83%), 5/31/22(2)	ARS	132,588	2,631,297

Republic of Argentina, 6.25%, 11/9/47	EUR	40,284	29,647,439

Republic of Argentina, 6.875%, 1/11/48	USD	51,605	34,408,150

Republic of Argentina, 7.625%, 4/22/46	USD	21,818	15,245,327

Total Argentina			$86,961,694

Armenia — 0.2%

Republic of Armenia, 6.00%, 9/30/20(1)	USD	8,112	$8,318,751

Total Armenia			$8,318,751

Bahrain — 2.4%

Kingdom of Bahrain, 6.125%, 8/1/23(1)	USD	8,549	$8,931,670

Kingdom of Bahrain, 6.75%, 9/20/29(1)	USD	1,711	1,819,007

Kingdom of Bahrain, 7.00%, 1/26/26(1)	USD	3,897	4,204,048

Kingdom of Bahrain, 7.00%, 10/12/28(1)	USD	27,552	29,839,643

Kingdom of Bahrain, 7.50%, 9/20/47(1)	USD	44,522	47,644,773

Total Bahrain			$92,439,141

Barbados — 0.5%

Government of Barbados, 6.625%, 12/5/35(1)(4)	USD	32,126	$18,462,812

Government of Barbados, 7.00%, 8/4/22(1)(4)	USD	2,475	1,421,145

Total Barbados			$19,883,957

Benin — 0.7%

Benin Government International Bond, 5.75%, 3/26/26(1)	EUR	24,100	$26,827,844

Total Benin			$26,827,844

China — 0.0%(5)

China Government Bond, 3.40%, 2/9/27	CNY	10,000	$1,477,685

Total China			$1,477,685

Security		Principal Amount (000’s omitted)	Value

Costa Rica — 0.6%

Costa Rica Government International Bond, 9.20%, 2/23/22(1)	USD	3,180	$3,191,766

Costa Rica Government International Bond, 9.20%, 2/21/24(1)	USD	18,210	18,913,816

Titulo Propiedad UD, 1.00%, 1/12/22(6)	CRC	1,657,599	2,492,927

Total Costa Rica			$24,598,509

Dominican Republic — 5.9%

Dominican Republic, 8.90%, 2/15/23(1)	DOP	2,135,700	$42,114,468

Dominican Republic, 10.375%, 3/4/22(1)	DOP	811,400	16,406,325

Dominican Republic, 10.375%, 3/6/26(1)	DOP	913,000	18,487,619

Dominican Republic, 10.50%, 4/7/23(1)	DOP	5,308,800	109,620,637

Dominican Republic, 11.00%, 11/6/26(1)	DOP	263,800	5,597,803

Dominican Republic, 11.00%, 12/4/26(1)	DOP	278,300	6,013,193

Dominican Republic, 11.375%, 7/6/29(1)	DOP	1,282,000	28,175,762

Dominican Republic, 15.95%, 6/4/21(1)	DOP	114,300	2,546,076

Dominican Republic, 16.95%, 2/4/22(1)	DOP	68,800	1,603,365

Total Dominican Republic			$230,565,248

El Salvador — 3.0%

Republic of El Salvador, 5.875%, 1/30/25(1)	USD	973	$951,108

Republic of El Salvador, 6.375%, 1/18/27(1)	USD	8,993	8,835,623

Republic of El Salvador, 7.375%, 12/1/19(1)	USD	16,930	17,156,608

Republic of El Salvador, 7.75%, 1/24/23(1)	USD	49,885	52,691,031

Republic of El Salvador, 8.25%, 4/10/32(1)	USD	3,867	4,190,861

Republic of El Salvador, 8.625%, 2/28/29(1)	USD	29,437	32,675,070

Total El Salvador			$116,500,301

Fiji — 1.4%

Republic of Fiji, 6.625%, 10/2/20(1)	USD	53,368	$53,364,958

Total Fiji			$53,364,958

Georgia — 0.0%(5)

Georgia Treasury Bond, 7.375%, 9/27/23	GEL	2,898	$1,074,456

Total Georgia			$1,074,456

Iceland — 3.2%

Republic of Iceland, 5.00%, 11/15/28	ISK	4,227,588	$36,746,970

Republic of Iceland, 6.25%, 2/5/20	ISK	90,991	760,387

Republic of Iceland, 6.50%, 1/24/31	ISK	5,734,515	56,996,222

Republic of Iceland, 7.25%, 10/26/22	ISK	692,226	6,262,567

Republic of Iceland, 8.00%, 6/12/25	ISK	2,332,467	23,053,288

Total Iceland			$123,819,434

17	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Indonesia — 1.0%

Indonesia Government Bond, 6.125%, 5/15/28	IDR	270,159,000	$17,062,674

Indonesia Government Bond, 7.50%, 8/15/32	IDR	34,164,000	2,262,319

Indonesia Government Bond, 7.50%, 5/15/38	IDR	229,133,000	14,816,463

Indonesia Government Bond, 8.25%, 5/15/36	IDR	52,407,000	3,682,682

Total Indonesia			$37,824,138

Lebanon — 0.3%

Lebanon Government International Bond, 6.60%, 11/27/26(1)	USD	13,937	$11,505,272

Lebanon Government International Bond, 6.85%, 3/23/27(1)	USD	1,979	1,636,970

Total Lebanon			$13,142,242

Macedonia — 2.6%

Republic of Macedonia, 2.75%, 1/18/25(1)	EUR	505	$590,889

Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	54,778	65,330,277

Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	29,795	35,527,940

Republic of Macedonia, 5.625%, 7/26/23(1)	EUR	476	619,058

Total Macedonia			$102,068,164

Montenegro — 0.1%

Montenegro Government International Bond, 3.375%, 4/21/25(1)	EUR	2,300	$2,673,092

Montenegro Government International Bond, 5.75%, 3/10/21(1)	EUR	1,000	1,216,179

Total Montenegro			$3,889,271

New Zealand — 4.5%

New Zealand Government Bond, 2.00%, 9/20/25(1)(6)	NZD	90,405	$65,312,027

New Zealand Government Bond, 2.50%, 9/20/35(1)(6)	NZD	45,879	36,971,642

New Zealand Government Bond, 2.50%, 9/20/40(1)(6)	NZD	20,869	17,025,853

New Zealand Government Bond, 3.00%, 9/20/30(1)(6)	NZD	65,832	53,925,750

Total New Zealand			$173,235,272

Nigeria — 0.1%

Republic of Nigeria, 0.00%, 2/6/20(1)	NGN	554,100	$1,385,360

Republic of Nigeria, 0.00%, 2/20/20(1)	NGN	277,050	689,012

Total Nigeria			$2,074,372

Security		Principal Amount (000’s omitted)	Value

Peru — 2.6%

Peru Government Bond, 5.20%, 9/12/23	PEN	10,086	$3,200,354

Peru Government Bond, 5.70%, 8/12/24	PEN	135,343	43,674,058

Peru Government Bond, 6.35%, 8/12/28	PEN	14,836	4,887,934

Peru Government Bond, 8.20%, 8/12/26	PEN	138,700	50,562,641

Total Peru			$102,324,987

Philippines — 0.9%

Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$34,886,496

Total Philippines			$34,886,496

Rwanda — 0.0%(5)

Republic of Rwanda, 6.625%, 5/2/23(1)	USD	441	$459,282

Total Rwanda			$459,282

Serbia — 8.5%

Serbia Treasury Bond, 5.75%, 7/21/23	RSD	18,371,480	$187,646,145

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	7,189,920	73,488,664

Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,057,090	22,190,586

Serbia Treasury Bond, 10.00%, 2/5/22	RSD	3,932,850	43,635,439

Serbia Treasury Bond, 10.00%, 10/23/24	RSD	230,000	2,803,816

Total Serbia			$329,764,650

Sri Lanka — 2.5%

Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	725,740	$4,022,497

Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,565,000	8,699,879

Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	2,040,300	11,373,038

Sri Lanka Government Bond, 10.00%, 3/15/23	LKR	547,000	3,031,019

Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	1,991,100	10,946,581

Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	1,189,310	6,834,157

Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,660,000	9,451,764

Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	218,000	1,237,738

Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	2,140,750	12,123,635

Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	641,830	3,699,898

Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	1,035,380	5,953,727

Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	971,000	5,610,021

Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,422,000	8,276,323

Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	121,000	703,529

Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	636,000	3,696,077

Total Sri Lanka			$95,659,883

Tanzania — 1.2%

United Republic of Tanzania, 8.688%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	46,002	$46,960,905

Total Tanzania			$46,960,905

18	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Thailand — 2.7%

Thailand Government Bond, 1.25%, 3/12/28(1)(6)	THB	2,459,412	$72,520,333

Thailand Government Bond, 2.875%, 12/17/28	THB	740,000	24,030,031

Thailand Government Bond, 2.875%, 6/17/46	THB	350,000	10,309,942

Total Thailand			$106,860,306

Turkey — 1.2%

Republic of Turkey, 4.875%, 10/9/26	USD	10,115	$8,652,331

Republic of Turkey, 5.20%, 2/16/26	EUR	4,030	4,414,326

Republic of Turkey, 7.00%, 6/5/20	USD	14,180	14,332,336

Republic of Turkey, 7.375%, 2/5/25	USD	20,600	20,422,778

Total Turkey			$47,821,771

Ukraine — 5.5%

Ukraine Government International Bond, 0.00%, 4/1/20(1)	UAH	464,285	$14,963,510

Ukraine Government International Bond, 0.00% to 5/31/21, 5/31/40(1)(7)	USD	15,228	9,763,737

Ukraine Government International Bond, 9.75%, 11/1/28(1)	USD	111,778	114,470,732

Ukraine Government International Bond, 9.75%, 11/1/28(3)	USD	4,603	4,713,886

Ukraine Government International Bond, 10.00%, 8/23/23(1)	UAH	886,641	26,992,303

Ukraine Government International Bond, 15.70%, 1/20/21(1)	UAH	354,530	12,974,265

Ukraine Government International Bond, 18.00%, 3/24/21(1)	UAH	826,650	31,291,444

Total Ukraine			$215,169,877

Total Foreign Government Bonds (identified cost $2,158,440,815)			$2,163,329,933

Foreign Corporate Bonds — 1.8%
Security		Principal Amount (000’s omitted)	Value

Bulgaria — 0.3%

Eurohold Bulgaria AD, 6.50%, 12/7/22(1)	EUR	9,200	$10,197,274

Total Bulgaria			$10,197,274

China — 0.3%

CAR, Inc., 6.125%, 2/4/20(1)	USD	400	$399,872

China Evergrande Group, 8.75%, 6/28/25(1)	USD	1,500	1,372,698

CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(1)	USD	1,500	1,471,237

Security		Principal Amount (000’s omitted)	Value

China (continued)

Country Garden Holdings Co., Ltd., 4.75%, 1/17/23(1)	USD	1,400	$1,363,277

Country Garden Holdings Co., Ltd., 7.25%, 4/4/21(1)	USD	500	507,745

eHi Car Services, Ltd., 5.875%, 8/14/22(1)	USD	1,000	940,310

KWG Group Holdings, Ltd., 6.00%, 9/15/22(1)	USD	500	493,897

KWG Group Holdings, Ltd., 7.875%, 8/9/21(1)	USD	750	780,937

Logan Property Holdings Co., Ltd., 5.25%, 2/23/23(1)	USD	700	665,540

Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(1)	USD	421	427,174

Times China Holdings, Ltd., 6.25%, 1/17/21(1)	USD	1,250	1,252,384

Zoomlion HK SPV Co., Ltd., 6.125%, 12/20/22(1)	USD	200	198,500

Total China			$9,873,571

Colombia — 0.1%

Frontera Energy Corp., 9.70%, 6/25/23(1)	USD	4,080	$4,365,600

Total Colombia			$4,365,600

Ecuador — 0.0%(5)

EP PetroEcuador via Noble Sovereign Funding I, Ltd., 8.24%, (3 mo. USD LIBOR + 5.63%), 9/24/19(1)(2)	USD	711	$715,032

Total Ecuador			$715,032

Georgia — 0.1%

Silknet JSC, 11.00%, 4/2/24(1)	USD	5,761	$5,840,214

Total Georgia			$5,840,214

Honduras — 0.1%

Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	2,871	$2,935,597

Total Honduras			$2,935,597

Iceland — 0.2%

Heimavellir HF, 7.91%, 4/25/23(8)	ISK	1,036,833	$8,799,394

WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(2)(4)	EUR	3,600	524,909

WOW Air HF, 0.00%(4)(9)	EUR	79	11,548

Total Iceland			$9,335,851

India — 0.0%(5)

Reliance Communications, Ltd., 6.50%, 11/6/20(1)	USD	1,800	$420,948

Total India			$420,948

19	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Indonesia — 0.0%(5)

Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	18,080,000	$1,232,406

Total Indonesia			$1,232,406

Ireland — 0.2%

Aragvi Finance International DAC, 12.00%, 4/9/24(1)	USD	5,900	$5,900,000

Total Ireland			$5,900,000

Mongolia — 0.1%

Trade and Development Bank of Mongolia, LLC, 9.375%, 5/19/20(1)	USD	4,990	$5,191,676

Total Mongolia			$5,191,676

Peru — 0.2%

Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,540	$7,869,008

Total Peru			$7,869,008

Singapore — 0.1%

ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(1)	USD	3,000	$2,809,404

Total Singapore			$2,809,404

Spain — 0.1%

Atento Luxco 1 SA, 6.125%, 8/10/22(1)	USD	4,000	$4,051,160

Total Spain			$4,051,160

Total Foreign Corporate Bonds (identified cost $76,522,827)			$70,737,741

Senior Floating-Rate Loans — 0.2%
Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Financial Services — 0.2%

Akbank T.A.S., Term Loan, 1.90%, (3 mo. EURIBOR + 1.90%), Maturing October 6, 2019(2)(8)	EUR	6,100	$6,823,996

Yapi ve Kredi Bankasi AS, Term Loan, 1.90%, (6 mo. EURIBOR + 1.90%), Maturing November 1, 2019(2)(8)	EUR	2,600	2,862,253

Total Financial Services			$9,686,249

Total Senior Floating-Rate Loans (identified cost $9,628,075)			$9,686,249

Sovereign Loans — 3.6%
Borrower		Principal Amount (000’s omitted)	Value

Barbados — 0.4%

Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(4)(10)		$25,760	$14,111,328

Total Barbados			$14,111,328

Ethiopia — 0.2%

Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 6.56%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(10)		$8,667	$8,344,396

Total Ethiopia			$8,344,396

Kenya — 0.5%

Government of Kenya, Term Loan, 9.33%, (6 mo. USD LIBOR + 6.70%), Maturing October 24, 2024(2)		$3,195	$3,231,736

Government of Kenya, Term Loan, 9.36%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(2)		17,415	17,501,971

Total Kenya			$20,733,707

Macedonia — 0.3%

Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(2)(10)	EUR	11,000	$12,573,020

Total Macedonia			$12,573,020

Nigeria — 0.6%

Bank of Industry Limited, Term Loan, 8.61%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(2)(10)		$24,380	$24,389,313

Total Nigeria			$24,389,313

Tanzania — 1.6%

Government of the United Republic of Tanzania, Term Loan, 8.11%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(2)		$59,140	$60,212,031

Total Tanzania			$60,212,031

Total Sovereign Loans (identified cost $149,940,919)			$140,363,795

20	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Linked Notes — 0.1%
Security	Principal Amount (000’s omitted)	Value

Argentina — 0.1%

Desarrolladora Energética SA (Deutsche Bank AG), 9.50%, 7/27/20(3)(11)	$2,100	$1,974,000

Total Argentina		$1,974,000

Total Credit Linked Notes (identified cost $2,113,751)		$1,974,000

Debt Obligations — United States — 10.4%

Corporate Bonds & Notes — 0.0%(5)
Security	Principal Amount	Value

Eaton Corp., 8.875%, 6/15/19	$500,000	$503,434

Total Corporate Bonds & Notes (identified cost $500,576)		$503,434

Asset-Backed Securities — 1.3%
Security	Principal Amount	Value

Invitation Homes Trust

Series 2018-SFR3, Class E, 4.474%, (1 mo. USD LIBOR + 2.00%), 7/17/37(2)(3)	$32,000,000	$32,072,941

Pnmac Gmsr Issuer Trust

Series 2018-GT1, Class A, 5.34%, (1 mo. USD LIBOR + 2.85%), 2/25/23(2)(3)	9,000,000	9,026,989

Series 2018-GT2, Class A, 5.127%, (1 mo. USD LIBOR + 2.65%), 8/25/25(2)(3)	8,064,000	8,098,693

Total Asset-Backed Securities (identified cost $49,064,000)		$49,198,623

Collateralized Mortgage Obligations — 2.6%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

Series 4, Class D, 8.00%, 12/25/22	$38,430	$40,769

Series 1548, Class Z, 7.00%, 7/15/23	49,143	52,385

Series 1650, Class K, 6.50%, 1/15/24	267,196	284,474

Series 1817, Class Z, 6.50%, 2/15/26	46,337	50,075

Series 1927, Class ZA, 6.50%, 1/15/27	158,680	172,320

Series 2344, Class ZD, 6.50%, 8/15/31	421,126	472,398

Series 2458, Class ZB, 7.00%, 6/15/32	797,602	914,628

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)

Interest Only:(12)

Series 362, Class C6, 3.50%, 12/15/47	$17,998,966	$3,332,622

Series 4791, Class JI, 4.00%, 5/15/48	33,625,115	6,673,674

		$11,993,345

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2017-DNA2, Class M2, 5.927%, (1 mo. USD LIBOR + 3.45%), 10/25/29(2)	$8,445,000	$9,158,678

Series 2017-DNA3, Class M2, 4.977%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	4,506,486	4,647,472

		$13,806,150

Federal National Mortgage Association:

Series G48, Class Z, 7.10%, 12/25/21	$134,844	$140,182

Series G92-60, Class Z, 7.00%, 10/25/22	192,613	201,685

Series G93-1, Class K, 6.675%, 1/25/23	204,649	213,136

Series G94-7, Class PJ, 7.50%, 5/17/24	248,762	267,949

Series 1992-180, Class F, 3.627%, (1 mo. USD LIBOR + 1.15%), 10/25/22(2)	169,110	170,521

Series 1993-16, Class Z, 7.50%, 2/25/23	150,068	159,580

Series 1993-79, Class PL, 7.00%, 6/25/23	97,961	104,117

Series 1993-104, Class ZB, 6.50%, 7/25/23	38,087	40,244

Series 1993-121, Class Z, 7.00%, 7/25/23	620,521	659,280

Series 1993-141, Class Z, 7.00%, 8/25/23	131,158	139,864

Series 1994-42, Class ZQ, 7.00%, 4/25/24	854,945	916,292

Series 1994-79, Class Z, 7.00%, 4/25/24	166,862	178,485

Series 1994-89, Class ZQ, 8.00%, 7/25/24	140,700	153,957

Series 1996-35, Class Z, 7.00%, 7/25/26	42,477	46,569

Series 1998-16, Class H, 7.00%, 4/18/28	198,884	222,137

Series 1998-44, Class ZA, 6.50%, 7/20/28	314,180	344,927

Series 1999-25, Class Z, 6.00%, 6/25/29	311,670	341,650

Series 2000-2, Class ZE, 7.50%, 2/25/30	83,194	93,691

Series 2000-49, Class A, 8.00%, 3/18/27	247,634	275,635

Series 2001-31, Class ZA, 6.00%, 7/25/31	2,489,746	2,730,220

Series 2001-74, Class QE, 6.00%, 12/25/31	652,571	721,549

Series 2009-48, Class WA, 5.837%, 7/25/39(13)	3,150,786	3,394,689

Series 2011-38, Class SA, 6.07%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(14)	3,901,841	4,752,462

Interest Only:(12)

Series 424, Class C8, 3.50%, 2/25/48	25,502,033	4,737,801

Series 2018-21, Class IO, 3.00%, 4/25/48	26,582,294	4,825,734

Series 2018-58, Class BI, 4.00%, 8/25/48	4,429,761	821,505

		$26,653,861

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2017-C03, Class 1M2, 5.477%, (1 mo. USD LIBOR + 3.00%), 10/25/29(2)	$15,630,000	$16,615,625

Series 2017-C06, Class 1M2, 5.127%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	13,132,047	13,577,477

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association Connecticut Avenue Securities: (continued)

Series 2017-C07, Class 1M2, 4.877%, (1 mo. USD LIBOR + 2.40%), 5/25/30(2)	$5,000,000	$5,128,433

Series 2017-C07, Class 1M2C, 4.877%, (1 mo. USD LIBOR + 2.40%), 5/25/30(2)	3,942,383	4,018,953

Series 2018-C01, Class 1M2, 4.727%, (1 mo. USD LIBOR + 2.25%), 7/25/30(2)	5,000,000	5,059,560

Series 2018-C03, Class 1M2, 4.627%, (1 mo. USD LIBOR + 2.15%), 10/25/30(2)	5,500,000	5,540,207

		$49,940,255

Government National Mortgage Association:

Series 2001-35, Class K, 6.45%, 10/26/23	$55,890	$59,044

		$59,044

Total Collateralized Mortgage Obligations (identified cost $102,242,901)		$102,452,655

Mortgage Pass-Throughs — 5.6%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

2.881%, (COF + 1.25%), with maturity at 2035(15)	$1,594,022	$1,609,143

3.376%, (COF + 2.39%), with maturity at 2023(15)	33,665	34,280

4.376%, (COF + 1.25%), with maturity at 2029(15)	26,832	26,459

4.458%, (COF + 1.25%), with maturity at 2030(15)	304,991	320,691

4.50%, with maturity at 2035	259,163	271,873

4.632%, (1 yr. CMT + 2.33%), with maturity at 2036(15)	1,454,043	1,531,540

6.00%, with various maturities to 2035	6,558,872	7,236,356

6.50%, with various maturities to 2032	8,519,585	9,475,756

6.60%, with maturity at 2030	744,204	831,925

7.00%, with various maturities to 2036	11,031,498	12,349,792

7.31%, with maturity at 2026	27,759	30,200

7.50%, with various maturities to 2035	5,228,703	5,780,485

7.95%, with maturity at 2022	76,764	78,616

8.00%, with various maturities to 2030	1,156,339	1,257,117

8.15%, with maturity at 2021	6,958	6,970

8.30%, with maturity at 2021	2,889	2,901

8.50%, with maturity at 2025	67,581	70,361

9.00%, with various maturities to 2027	193,132	202,478

9.50%, with maturity at 2027	49,816	50,981

10.00%, with maturity at 2020	1,750	1,793

10.50%, with maturity at 2021	2,688	2,701

		$41,172,418

Security	Principal Amount	Value

Federal National Mortgage Association:

2.306%, (COF + 1.25%), with various maturities to 2033(15)	$2,165,107	$2,153,643

2.404%, (COF + 1.25%), with maturity at 2027(15)	88,184	87,734

2.525%, (COF + 1.40%), with maturity at 2025(15)	389,811	390,473

2.725%, (COF + 1.60%), with maturity at 2024(15)	188,392	189,305

3.21%, (COF + 2.17%), with maturity at 2023(15)	1,106	1,108

3.477%, (COF + 1.25%), with maturity at 2034(15)	835,402	856,554

3.618%, (COF + 1.25%), with maturity at 2035(15)	2,190,089	2,241,719

4.041%, (COF + 1.78%), with maturity at 2035(15)	2,468,394	2,562,931

4.693%, (1 yr. CMT + 2.15%), with maturity at 2028(15)	127,619	132,366

5.50%, with maturity at 2020	5,987	6,003

6.00%, with various maturities to 2038	38,689,664	43,016,654

6.327%, (COF + 2.00%, Floor 6.327%), with maturity at 2032(15)	848,142	903,234

6.50%, with various maturities to 2038	11,254,950	12,513,520

7.00%, with various maturities to 2035	14,621,120	16,473,822

7.50%, with various maturities to 2035	4,025,132	4,492,048

7.55%, (1 yr. CMT + 2.15%), with maturity at 2025(15)	23,149	24,382

8.00%, with various maturities to 2034	1,357,056	1,500,073

8.50%, with various maturities to 2037	2,066,621	2,364,435

9.00%, with various maturities to 2032	336,019	366,502

9.174%, with maturity at 2028	3,326	3,427

9.50%, with various maturities to 2031	147,220	158,547

9.517%, with maturity at 2027	7,081	7,470

10.50%, with maturity at 2029	35,412	41,317

11.50%, with maturity at 2031	124,790	148,528

		$90,635,795

Government National Mortgage Association:

4.125%, (1 yr. CMT + 1.50%), with maturity at 2024(15)	$166,560	$169,172

5.00%, with various maturities to 2049	79,362,182	83,142,207

6.50%, with various maturities to 2032	457,815	502,964

7.00%, with various maturities to 2031	765,153	848,686

7.50%, with various maturities to 2028	108,149	118,750

7.75%, with maturity at 2019	1,978	1,989

8.00%, with various maturities to 2023	67,709	72,531

8.30%, with maturity at 2020	183	184

8.50%, with maturity at 2021	6,764	6,888

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Government National Mortgage Association: (continued)

9.00%, with maturity at 2025	$27,785	$29,575

9.50%, with various maturities to 2021	12,514	12,909

		$84,905,855

Total Mortgage Pass-Throughs (identified cost $213,755,542)		$216,714,068

U.S. Treasury Obligations — 0.0%(5)
Security	Principal Amount	Value

U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$1,646,016

Total U.S. Treasury Obligations (identified cost $1,554,478)		$1,646,016

Small Business Administration Loans (Interest Only)(16) — 0.9%
Security	Principal Amount	Value

1.109%, 9/15/42	$1,711,354	$78,231

1.409%, 9/15/42	1,130,595	66,985

1.609%, 8/15/42 to 9/15/42	4,676,073	314,884

1.655%, 12/15/42 to 4/15/43	5,539,542	394,959

1.659%, 8/15/42	1,863,025	160,751

1.809%, 9/15/37	2,237,459	143,647

1.905%, 1/15/43 to 4/15/43	10,366,964	885,323

1.909%, 7/15/42 to 9/15/42	7,382,134	579,602

1.932%, 3/15/41 to 5/15/42	2,175,125	180,644

1.959%, 9/15/42	2,997,702	231,552

2.032%, 8/15/32	843,609	63,546

2.059%, 8/15/38	829,630	58,489

2.109%, 8/15/42 to 9/15/42	6,086,632	537,530

2.155%, 2/15/43 to 4/15/43	13,614,201	1,293,326

2.159%, 2/15/42 to 4/15/43	3,141,040	324,395

2.209%, 9/15/42	6,207,553	559,584

2.238%, 3/19/36	25,370,343	2,292,134

2.28%, 3/15/43	2,801,415	308,758

2.329%, 10/29/39	43,686,932	3,901,898

2.359%, 9/15/42	2,004,273	198,816

2.382%, 2/15/41 to 3/15/41	1,381,264	127,740

2.386%, 7/15/39	1,038,209	85,661

2.405%, 1/15/43 to 4/15/43	19,840,963	2,162,383

2.409%, 12/15/41 to 12/15/42	7,483,539	825,046

2.455%, 3/15/28 to 1/15/43	2,503,810	266,695

2.459%, 3/15/28 to 4/15/43	7,966,522	779,079

2.482%, 9/15/41	954,720	119,523

2.532%, 6/15/36	896,418	71,747

Security	Principal Amount	Value

2.559%, 5/15/37	$1,423,560	$119,596

2.579%, 9/15/42	2,537,140	270,956

2.609%, 9/15/42	2,896,233	398,519

2.632%, 11/15/36	643,767	61,760

2.655%, 4/15/43	6,565,420	808,591

2.659%, 4/15/43	1,746,397	223,329

2.709%, 7/15/27 to 9/15/42	9,798,657	1,035,473

2.886%, 2/15/41	833,974	95,046

2.905%, 12/15/42 to 4/15/43	14,332,896	1,932,907

2.909%, 10/15/42 to 12/15/42	3,316,758	446,091

2.932%, 4/15/42 to 5/15/42	3,087,454	399,133

2.955%, 2/15/28 to 2/15/43	3,798,479	339,409

2.959%, 7/15/27 to 12/15/42	6,510,423	733,495

2.982%, 7/15/43	1,232,877	169,263

2.985%, 2/15/29	969,608	97,074

3.032%, 4/15/41 to 1/15/42	4,181,201	505,247

3.155%, 1/15/43 to 4/15/43	4,870,395	855,290

3.159%, 9/15/42 to 12/15/42	4,219,370	683,445

3.205%, 3/15/28 to 3/15/43	2,228,006	296,281

3.209%, 6/15/27 to 9/15/42	7,909,113	1,015,482

3.289%, 12/15/42	3,616,071	595,256

3.405%, 4/15/43	5,772,991	923,281

3.409%, 3/15/43 to 4/15/43	3,502,097	521,139

3.455%, 3/15/28 to 3/15/43	1,534,226	220,487

3.459%, 3/15/27 to 9/15/42	4,636,263	676,035

3.532%, 4/15/37	3,237,697	373,028

3.655%, 1/15/43 to 6/15/43	8,920,943	1,586,419

3.659%, 9/15/42	802,049	125,957

3.685%, 3/15/43	1,373,293	276,713

3.705%, 2/15/28 to 4/15/28	8,960,327	871,067

3.709%, 3/15/42 to 10/15/42	7,497,164	1,162,021

3.782%, 5/15/27 to 9/15/42	4,222,331	614,081

Total Small Business Administration Loans (Interest Only) (identified cost $33,966,434)		$35,444,799

Total Debt Obligations — United States (identified cost $401,083,931)		$405,959,595

Common Stocks — 3.0%
Security	Shares	Value

Canada — 0.2%

Turquoise Hill Resources, Ltd.(17)	3,755,900	$5,633,850

Total Canada		$5,633,850

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Cyprus — 0.2%

Bank of Cyprus Holdings PLC(17)	4,401,002	$6,929,879

Total Cyprus		$6,929,879

Iceland — 1.4%

Arion Banki HF(3)	18,250,341	$11,369,299

Eik Fasteignafelag HF(17)	57,784,005	4,206,206

Eimskipafelag Islands HF	4,274,170	6,661,668

Hagar HF	18,553,133	6,725,434

Heimavellir HF(17)	75,681,248	778,867

N1 HF(17)	2,433,400	2,422,869

Reginn HF(17)	22,125,500	4,021,199

Reitir Fasteignafelag HF	9,332,181	6,297,038

Siminn HF	229,932,664	7,617,302

Sjova-Almennar Tryggingar HF	30,032,235	4,380,154

Tryggingamidstodin HF	4,496,751	1,224,849

Total Iceland		$55,704,885

Mongolia — 0.0%(5)

Mongolian Mining Corp.(17)	72,824,500	$1,367,121

Total Mongolia		$1,367,121

Serbia — 0.0%(5)

Komercijalna Banka AD Beograd(17)	56,243	$1,469,897

Total Serbia		$1,469,897

Singapore — 0.3%

Yoma Strategic Holdings, Ltd.	43,974,000	$10,513,313

Total Singapore		$10,513,313

Sri Lanka — 0.1%

Softlogic Life Insurance PLC(17)	25,625,000	$4,919,287

Total Sri Lanka		$4,919,287

Vietnam — 0.8%

Bank for Foreign Trade of Vietnam JSC	846,990	$2,480,695

Bank for Investment and Development of Vietnam JSC(17)	468,816	705,429

Bao Viet Holdings	156,900	600,047

Binh Minh Plastics JSC	255,600	523,309

Coteccons Construction JSC	133,000	691,423

Danang Rubber JSC	68,640	62,833

Domesco Medical Import Export JSC	240,160	730,613

FPT Corp.	34,993	79,668

HA TIEN 1 Cement JSC	219,600	151,744

Security		Shares	Value

Vietnam (continued)

Hoa Phat Group JSC(17)		1,218,898	$1,768,340

Hoa Sen Group		170,944	58,849

KIDO Group Corp.		373,100	328,217

Kinh Bac City Development Share Holding Corp.(17)		513,300	320,708

Masan Group Corp.(17)		954,000	3,563,884

PetroVietnam Drilling & Well Services JSC(17)		260,463	213,778

PetroVietnam Fertilizer & Chemical JSC		385,500	298,336

PetroVietnam Gas JSC		165,200	806,352

PetroVietnam Nhon Trach 2 Power JSC		882,000	1,030,117

PetroVietnam Technical Services Corp.		672,281	675,338

Pha Lai Thermal Power JSC		219,100	266,285

Refrigeration Electrical Engineering Corp.		807,810	1,180,313

Saigon - Hanoi Commercial Joint Stock Bank(17)		958,301	309,996

SSI Securities Corp.		668,470	744,779

Tan Tao Investment & Industry JSC(17)		1,064,400	137,711

Viet Capital Securities JSC		448,200	684,345

Vietnam Dairy Products JSC		546,768	3,047,959

Vietnam Joint Stock Commercial Bank for Industry and Trade(17)		148,700	136,435

Vietnam Prosperity JSC Bank(17)		2,180,305	1,793,166

Vietnam Technological & Commercial Joint Stock Bank(17)		781,800	815,497

Vingroup JSC(17)		1,385,904	6,788,325

Total Vietnam			$30,994,491

Total Common Stocks (identified cost $133,883,034)			$117,532,723

Short-Term Investments — 17.4%

Foreign Government Securities — 10.0%
Security		Principal Amount (000’s omitted)	Value

Egypt — 5.3%

Egypt Treasury Bill, 0.00%, 6/4/19	EGP	358,375	$20,680,095

Egypt Treasury Bill, 0.00%, 7/23/19	EGP	647,300	36,254,078

Egypt Treasury Bill, 0.00%, 7/30/19	EGP	185,875	10,377,335

Egypt Treasury Bill, 0.00%, 8/6/19	EGP	848,125	47,201,836

Egypt Treasury Bill, 0.00%, 8/20/19	EGP	101,325	5,654,986

Egypt Treasury Bill, 0.00%, 9/3/19	EGP	567,550	31,195,252

Egypt Treasury Bill, 0.00%, 10/15/19	EGP	344,225	18,748,093

Egypt Treasury Bill, 0.00%, 4/14/20	EGP	204,675	10,359,416

Egypt Treasury Bill, 0.00%, 4/28/20	EGP	531,025	26,449,963

Total Egypt			$206,921,054

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Georgia — 0.5%

Bank of Georgia Promissory Note, 7.40%, 5/17/19	GEL	3,145	$1,162,662

Bank of Georgia Promissory Note, 7.40%, 5/21/19	GEL	1,840	680,222

Bank of Georgia Promissory Note, 7.40%, 5/23/19	GEL	1,870	691,312

Bank of Georgia Promissory Note, 7.40%, 5/27/19	GEL	3,120	1,153,420

Bank of Georgia Promissory Note, 7.40%, 5/28/19	GEL	1,264	467,431

Bank of Georgia Promissory Note, 7.40%, 5/30/19	GEL	2,540	939,002

Bank of Georgia Promissory Note, 7.40%, 6/3/19	GEL	2,453	906,913

Bank of Georgia Promissory Note, 7.40%, 6/18/19	GEL	1,260	465,804

Bank of Georgia Promissory Note, 7.40%, 6/24/19	GEL	1,150	425,139

Bank of Georgia Promissory Note, 7.40%, 6/26/19	GEL	2,070	765,250

Bank of Georgia Promissory Note, 7.40%, 7/1/19	GEL	2,750	1,017,295

Bank of Georgia Promissory Note, 7.40%, 7/2/19	GEL	2,310	854,533

Bank of Georgia Promissory Note, 7.59%, 6/4/19	GEL	2,755	1,018,484

Bank of Georgia Promissory Note, 7.59%, 6/6/19	GEL	4,614	1,705,730

Bank of Georgia Promissory Note, 7.59%, 6/10/19	GEL	1,497	553,530

Bank of Georgia Promissory Note, 7.59%, 6/14/19	GEL	2,202	813,900

Bank of Georgia Promissory Note, 7.59%, 6/19/19	GEL	977	361,183

Bank of Georgia Promissory Note, 7.59%, 6/21/19	GEL	1,940	717,190

Bank of Georgia Promissory Note, 7.59%, 6/25/19	GEL	1,860	687,616

Georgia Treasury Bill, 0.00%, 5/16/19	GEL	4,000	1,474,824

Georgia Treasury Bill, 0.00%, 6/13/19	GEL	4,220	1,548,295

Georgia Treasury Bill, 0.00%, 7/4/19	GEL	150	54,832

Georgia Treasury Bill, 0.00%, 7/18/19	GEL	4,585	1,673,406

Total Georgia			$20,137,973

Nigeria — 4.2%

Nigeria OMO Bill, 0.00%, 6/6/19	NGN	10,507,870	$28,790,689

Nigeria OMO Bill, 0.00%, 8/29/19	NGN	4,304,440	11,459,571

Nigeria OMO Bill, 0.00%, 9/12/19	NGN	6,330,040	16,713,008

Nigeria OMO Bill, 0.00%, 9/26/19	NGN	1,466,759	3,852,252

Nigeria OMO Bill, 0.00%, 10/10/19	NGN	7,861,620	20,542,211

Nigeria OMO Bill, 0.00%, 2/20/20	NGN	831,150	2,067,036

Nigeria OMO Bill, 0.00%, 3/5/20	NGN	7,817,130	19,343,361

Nigeria Treasury Bill, 0.00%, 6/13/19	NGN	7,352,520	20,099,320

Nigeria Treasury Bill, 0.00%, 9/19/19	NGN	6,962,130	18,333,541

Nigeria Treasury Bill, 0.00%, 2/27/20	NGN	8,311,490	20,615,433

Total Nigeria			$161,816,422

Total Foreign Government Securities (identified cost $382,333,816)			$388,875,449

U.S. Treasury Obligations — 1.4%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/2/19(18)	$5,000	$4,999,674

U.S. Treasury Bill, 0.00%, 5/23/19(18)	49,900	49,828,734

Total U.S. Treasury Obligations (identified cost $54,828,409)		$54,828,408

Other — 6.0%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(19)	234,497,638	$234,497,638

Total Other (identified cost $234,494,999)		$234,497,638

Total Short-Term Investments (identified cost $671,657,224)		$678,201,495

Total Purchased Swaptions — 1.6% (identified cost $68,612,582)		$60,773,497

Total Investments — 93.6% (identified cost $3,671,883,158)		$3,648,559,028

Other Assets, Less Liabilities — 6.4%		$249,483,270

Net Assets — 100.0%		$3,898,042,298

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities is $1,324,910,781 or 34.0% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $70,596,746 or 1.8% of the Portfolio’s net assets.

(4)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Amount is less than 0.05%.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

(7)	Security converts to floating rate after the indicated fixed-rate coupon period.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(11)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Deutsche Bank AG) in addition to the market risk of the underlying security.

(12)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(13)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2019.

(14)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2019.
(15)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2019.

(16)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(17)	Non-income producing security.

(18)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(19)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

Purchased Interest Rate Swaptions — 1.6%

Description	Counterparty	Notional Amount	Expiration Date	Value

Option to enter into interest rate swap expiring 7/3/38 to pay 3-month USD-LIBOR Rate and receive 3.00%	Bank of America, N.A.	$71,648,000	6/29/28	$3,714,482

Option to enter into interest rate swap expiring 7/3/38 to receive 3-month USD-LIBOR Rate and pay 3.00%	Bank of America, N.A.	71,648,000	6/29/28	3,226,725

Option to enter into interest rate swap expiring 7/6/38 to pay 3-month USD-LIBOR Rate and receive 3.01%	Morgan Stanley & Co. International PLC	28,963,000	7/3/28	1,512,162

Option to enter into interest rate swap expiring 7/6/38 to receive 3-month USD-LIBOR Rate and pay 3.01%	Morgan Stanley & Co. International PLC	28,963,000	7/3/28	1,295,181

Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.98%	Morgan Stanley & Co. International PLC	28,963,000	7/5/28	1,481,663

Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.98%	Morgan Stanley & Co. International PLC	28,963,000	7/5/28	1,324,543

Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.99%	Goldman Sachs International	26,762,000	7/5/28	1,379,039

Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.99%	Goldman Sachs International	26,762,000	7/5/28	1,214,334

Option to enter into interest rate swap expiring 3/28/39 to pay 3-month USD-LIBOR Rate and receive 2.81%	Morgan Stanley & Co. International PLC	150,812,000	3/26/29	6,955,869

Option to enter into interest rate swap expiring 3/28/39 to receive 3-month USD-LIBOR Rate and pay 2.81%	Morgan Stanley & Co. International PLC	150,812,000	3/26/29	7,865,351

Option to enter into interest rate swap expiring 4/4/39 to pay 3-month USD-LIBOR Rate and receive 2.78%	Bank of America, N.A.	13,876,000	3/29/29	623,288

Option to enter into interest rate swap expiring 4/4/39 to receive 3-month USD-LIBOR Rate and pay 2.78%	Bank of America, N.A.	13,876,000	3/29/29	743,283

Option to enter into interest rate swap expiring 4/18/39 to pay 3-month USD-LIBOR Rate and receive 2.94%	Bank of America, N.A.	38,550,000	4/16/29	2,522,372

Option to enter into interest rate swap expiring 4/18/39 to receive 3-month USD-LIBOR Rate and pay 2.94%	Bank of America, N.A.	38,549,000	4/16/39	2,379,322

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Interest Rate Swaptions (continued)

Description	Counterparty	Notional Amount	Expiration Date	Value

Option to enter into interest rate swap expiring 4/20/39 to pay 3-month USD-LIBOR Rate and receive 2.93%	Bank of America, N.A.	$15,420,000	4/18/29	$998,919

Option to enter into interest rate swap expiring 4/20/39 to receive 3-month USD-LIBOR Rate and pay 2.93%	Bank of America, N.A.	15,420,000	4/18/29	962,140

Option to enter into interest rate swap expiring 5/4/39 to pay 3-month USD-LIBOR Rate and receive 2.92%	Bank of America, N.A.	12,953,000	5/2/29	834,758

Option to enter into interest rate swap expiring 5/4/39 to receive 3-month USD-LIBOR Rate and pay 2.92%	Bank of America, N.A.	12,953,000	5/2/29	815,255

Option to enter into interest rate swap expiring 4/4/49 to pay 3-month USD-LIBOR Rate and receive 2.73%	Morgan Stanley & Co. International PLC	50,270,000	3/29/29	3,588,437

Option to enter into interest rate swap expiring 4/4/49 to receive 3-month USD-LIBOR Rate and pay 2.73%	Morgan Stanley & Co. International PLC	50,270,000	3/29/29	4,290,096

Option to enter into interest rate swap expiring 4/5/49 to pay 3-month USD-LIBOR Rate and receive 2.80%	Bank of America, N.A.	38,549,000	4/3/29	3,814,831

Option to enter into interest rate swap expiring 4/9/49 to receive 3-month USD-LIBOR Rate and pay 2.80%	Bank of America, N.A.	38,550,000	4/5/29	4,070,894

Option to enter into interest rate swap expiring 4/4/59 to pay 3-month USD-LIBOR Rate and receive 2.64%	Morgan Stanley & Co. International PLC	25,135,000	3/29/29	2,302,544

Option to enter into interest rate swap expiring 4/4/59 to receive 3-month USD-LIBOR Rate and pay 2.64%	Morgan Stanley & Co. International PLC	25,135,000	3/29/29	2,858,009

Total				$60,773,497

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)

NZD	31,226,000	USD	20,813,690	5/1/19	$42,157

NZD	15,138,000	USD	10,090,234	5/1/19	20,437

NZD	31,226,000	USD	20,743,432	5/1/19	112,415

NZD	15,138,000	USD	10,056,173	5/1/19	54,498

USD	21,343,596	NZD	31,226,000	5/1/19	487,748

USD	10,347,126	NZD	15,138,000	5/1/19	236,455

USD	10,090,234	NZD	15,138,000	5/1/19	(20,437)

USD	20,813,690	NZD	31,226,000	5/1/19	(42,157)

BRL	15,588,333	USD	3,951,115	5/3/19	24,385

BRL	155,341,034	USD	39,180,043	5/3/19	436,655

USD	3,905,382	BRL	15,588,333	5/3/19	(70,118)

USD	39,373,694	BRL	155,341,034	5/3/19	(243,004)

AUD	9,650,000	USD	7,029,446	5/6/19	(226,015)

AUD	4,768,561	USD	3,386,727	5/6/19	(24,803)

EUR	11,363,900	USD	12,679,771	5/6/19	69,345

EUR	9,005,619	USD	10,048,416	5/6/19	54,954

EUR	560,133	USD	624,993	5/6/19	3,418

EUR	103,121	USD	115,062	5/6/19	629

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)

NZD	12,656,000	USD	8,430,162	5/6/19	$23,360

NZD	10,811,000	USD	7,201,207	5/6/19	19,955

NZD	11,167,000	USD	7,443,922	5/6/19	15,028

NZD	11,126,000	USD	7,417,704	5/6/19	13,860

NZD	9,539,000	USD	6,358,697	5/6/19	12,837

NZD	9,504,000	USD	6,336,317	5/6/19	11,840

USD	6,213,340	AUD	8,817,000	5/6/19	(2,810)

USD	3,945,739	AUD	5,601,561	5/6/19	(3,466)

USD	13,092,804	EUR	11,363,900	5/6/19	343,688

USD	10,375,734	EUR	9,005,619	5/6/19	272,364

USD	645,352	EUR	560,133	5/6/19	16,941

USD	118,810	EUR	103,121	5/6/19	3,119

USD	6,833,650	NZD	9,854,000	5/6/19	251,713

USD	20,367,077	NZD	30,173,000	5/6/19	213,149

USD	3,312,108	NZD	4,776,000	5/6/19	121,999

USD	13,538,600	NZD	20,000,000	5/6/19	179,685

USD	22,022,366	KRW	25,601,000,000	5/7/19	94,647

USD	18,393,218	KRW	21,396,830,881	5/7/19	66,447

PHP	118,598,000	USD	2,252,574	5/8/19	24,837

USD	14,813,079	PHP	767,910,000	5/8/19	67,076

USD	9,986,104	PHP	531,061,000	5/8/19	(211,741)

EUR	103,121	USD	116,806	5/9/19	(1,085)

EUR	5,393,000	USD	6,108,705	5/9/19	(56,724)

CZK	85,898,317	USD	3,767,470	5/13/19	(7,912)

EUR	5,192,490	USD	5,786,781	5/13/19	42,205

PHP	115,472,000	USD	2,204,085	5/13/19	14,862

PHP	116,834,000	USD	2,230,721	5/13/19	14,398

PHP	57,735,000	USD	1,102,023	5/13/19	7,431

SEK	53,439,000	USD	5,782,002	5/13/19	(150,498)

USD	19,803,426	EUR	17,383,320	5/13/19	289,258

USD	3,771,878	EUR	3,310,930	5/13/19	55,094

USD	19,603,537	EUR	17,207,859	5/13/19	286,338

KRW	25,601,000,000	USD	22,028,050	5/14/19	(79,532)

AUD	9,065,179	USD	6,480,062	5/22/19	(86,448)

AUD	33,453,000	USD	23,966,867	5/22/19	(372,677)

USD	6,638,000	NZD	9,673,000	5/22/19	175,129

USD	5,670,197	NZD	8,246,000	5/22/19	160,756

USD	4,467,977	NZD	6,532,035	5/22/19	103,696

USD	2,600,269	NZD	3,801,508	5/22/19	60,349

USD	117,585	NZD	171,000	5/22/19	3,334

USD	8,975,487	NZD	13,170,000	5/22/19	176,148

KRW	21,396,830,881	USD	18,406,193	5/28/19	(27,168)

USD	14,390,336	KRW	16,089,835,000	5/28/19	569,809

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)

USD	5,845,173	KRW	6,537,241,000	5/28/19	$229,943

AUD	5,601,561	USD	3,948,540	6/3/19	3,362

AUD	8,817,000	USD	6,217,837	6/3/19	2,558

JPY	4,516,000,000	USD	40,776,156	6/6/19	(119,380)

USD	20,002,885	JPY	2,218,700,000	6/6/19	28,308

USD	1,691,271	KRW	1,898,452,000	6/7/19	59,023

USD	40,417,527	MXN	794,940,000	6/10/19	(1,257,695)

GBP	45,478,000	USD	60,767,704	6/13/19	(1,331,928)

USD	58,844,394	GBP	45,478,000	6/13/19	(591,382)

AUD	47,176,000	USD	33,269,459	6/14/19	21,624

AUD	16,539,230	USD	11,659,661	6/14/19	11,716

USD	14,818,684	KRW	16,761,710,000	6/14/19	403,853

USD	34,709,100	NZD	50,954,000	6/14/19	650,500

USD	17,170,505	NZD	25,320,000	6/14/19	246,146

COP	13,453,583,000	USD	4,260,227	6/19/19	(109,007)

COP	53,943,089,770	USD	16,966,437	6/19/19	(321,829)

GBP	15,169,000	USD	20,227,907	6/20/19	(395,990)

USD	19,618,568	GBP	15,169,000	6/20/19	(213,349)

AUD	31,086,136	USD	21,963,599	6/21/19	(23,258)

USD	480,073	NZD	699,000	6/21/19	12,786

USD	25,276,300	NZD	36,803,000	6/21/19	673,179

USD	13,038,217	KRW	14,653,000,000	6/26/19	431,642

EUR	2,963,590	USD	3,371,356	6/27/19	(31,481)

USD	84,894,507	EUR	74,457,697	6/27/19	982,966

CAD	53,091,000	USD	39,679,076	6/28/19	8,581

SEK	182,480,000	USD	20,027,438	6/28/19	(726,116)

USD	6,364,612	NZD	9,539,000	6/28/19	(13,151)

USD	7,450,846	NZD	11,167,000	6/28/19	(15,395)

USD	10,066,997	NZD	15,138,000	6/28/19	(54,249)

USD	20,765,758	NZD	31,226,000	6/28/19	(111,902)

COP	101,333,113,000	USD	32,215,776	7/5/19	(971,088)

NOK	14,162,000	USD	1,666,637	7/11/19	(20,712)

USD	1,670,301	EUR	1,470,038	7/11/19	11,638

USD	31,017,176	EUR	27,125,483	7/11/19	411,143

USD	4,116,492	EUR	3,600,000	7/11/19	54,565

USD	22,137,598	PHP	1,162,888,000	7/11/19	(207,858)

USD	8,334,277	SGD	11,272,943	7/11/19	36,313

USD	6,340,702	KRW	7,225,230,000	7/12/19	120,927

USD	13,484,460	NZD	20,000,000	7/12/19	108,750

USD	5,451,071	NZD	8,084,967	7/12/19	43,962

USD	19,510,820	ZAR	279,951,000	7/12/19	102,475

USD	17,485,486	ZAR	250,890,500	7/12/19	91,837

COP	18,191,312,000	USD	5,766,324	7/17/19	(160,505)

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)

AUD	1,377,510	USD	987,372	7/18/19	$(14,493)

AUD	25,684,000	USD	18,383,451	7/18/19	(243,893)

EUR	3,697,158	USD	4,147,213	7/18/19	26,775

EUR	2,205,333	USD	2,472,921	7/18/19	16,838

EUR	1,852,000	USD	2,093,519	7/18/19	(2,663)

EUR	6,589,000	USD	7,448,271	7/18/19	(9,474)

EUR	6,958,159	USD	7,865,573	7/18/19	(10,005)

EUR	1,343,381	USD	1,532,434	7/18/19	(15,795)

EUR	2,541,713	USD	2,887,030	7/18/19	(17,507)

EUR	3,327,699	USD	3,796,006	7/18/19	(39,127)

EUR	4,909,034	USD	5,585,205	7/18/19	(43,042)

EUR	7,156,178	USD	8,128,416	7/18/19	(49,291)

EUR	4,193,000	USD	4,783,081	7/18/19	(49,301)

USD	50,478,754	EUR	44,441,000	7/18/19	306,106

USD	134,746,255	EUR	119,201,223	7/18/19	171,402

USD	1,394,226	EUR	1,222,222	7/18/19	14,371

USD	11,156,826	EUR	9,869,717	7/18/19	14,192

USD	9,440,427	EUR	8,351,330	7/18/19	12,009

USD	4,616,992	EUR	4,084,352	7/18/19	5,873

USD	3,021,564	EUR	2,693,136	7/18/19	(18,911)

USD	13,216,355	NZD	19,516,033	7/18/19	162,729

USD	13,956,905	NZD	20,628,000	7/18/19	159,521

USD	11,914,125	NZD	17,593,085	7/18/19	146,695

USD	12,581,377	NZD	18,595,000	7/18/19	143,799

USD	67,704,446	EUR	59,084,337	7/25/19	960,889

NOK	172,485,000	USD	19,887,582	7/29/19	171,124

SEK	219,131,000	USD	23,118,499	7/29/19	114,471

USD	18,360,999	KRW	21,195,019,000	7/29/19	103,715

USD	14,842,408	KRW	17,128,881,000	7/29/19	87,675

USD	2,863,502	NZD	4,313,510	7/29/19	(22,304)

USD	8,587,298	NZD	12,935,697	7/29/19	(66,888)

USD	142,281,633	EUR	125,179,597	8/2/19	780,228

USD	76,562,911	EUR	66,457,399	8/15/19	1,360,472

SEK	182,470,000	USD	19,760,667	8/23/19	(378,679)

USD	23,135,165	ZAR	330,566,800	8/23/19	334,567

EUR	2,693,136	USD	3,028,728	8/30/19	22,511

EUR	186,342	USD	209,562	8/30/19	1,558

USD	8,663,618	EUR	7,703,664	8/30/19	(64,392)

USD	13,946,067	EUR	12,400,803	8/30/19	(103,653)

USD	19,791,053	EUR	17,598,148	8/30/19	(147,096)

USD	25,937,700	EUR	23,063,729	8/30/19	(192,781)

USD	51,368,813	EUR	45,677,002	8/30/19	(381,796)

USD	6,350,573	NZD	9,504,000	9/3/19	(12,276)

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)

USD	7,434,393	NZD	11,126,000	9/3/19	$(14,371)

USD	7,217,261	NZD	10,811,000	9/3/19	(20,613)

USD	8,448,956	NZD	12,656,000	9/3/19	(24,131)

USD	83,285,943	EUR	72,337,013	9/20/19	1,190,219

USD	116,455	EUR	103,121	9/27/19	(644)

USD	632,562	EUR	560,133	9/27/19	(3,499)

USD	10,170,109	EUR	9,005,619	9/27/19	(56,254)

USD	12,833,332	EUR	11,363,900	9/27/19	(70,985)

NZD	13,009,476	USD	8,864,267	10/3/19	(149,382)

USD	18,726,452	NZD	27,483,529	10/3/19	315,582

					$6,099,450

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	11,180,353	RON	53,697,000	The Toronto-Dominion Bank	5/2/19	$—	$(117,332)

EUR	30,891,122	USD	34,493,027	UBS AG	5/2/19	154,473	—

EUR	10,668,703	USD	11,912,674	UBS AG	5/2/19	53,350	—

EUR	2,610,584	USD	2,914,979	UBS AG	5/2/19	13,054	—

EUR	2,436,120	USD	2,747,748	UBS AG	5/2/19	—	(15,395)

EUR	1,119,903	USD	1,279,299	UBS AG	5/2/19	—	(23,215)

EUR	29,945,684	USD	33,706,053	UBS AG	5/2/19	—	(118,957)

EUR	10,668,703	USD	12,368,270	UBS AG	5/2/19	—	(402,247)

RON	53,697,000	EUR	11,285,624	The Toronto-Dominion Bank	5/2/19	—	(740)

TRY	3,168,516	USD	562,791	BNP Paribas	5/2/19	—	(32,093)

TRY	24,745,409	USD	4,333,317	BNP Paribas	5/2/19	—	(188,677)

TRY	107,130,000	USD	18,777,606	Goldman Sachs International	5/2/19	—	(834,265)

USD	35,812,202	EUR	30,891,122	UBS AG	5/2/19	1,164,701	—

USD	12,143,865	EUR	10,668,703	UBS AG	5/2/19	177,841	—

USD	2,958,938	EUR	2,610,584	UBS AG	5/2/19	30,905	—

USD	1,250,484	EUR	1,119,903	UBS AG	5/2/19	—	(5,600)

USD	2,720,171	EUR	2,436,120	UBS AG	5/2/19	—	(12,182)

USD	11,912,674	EUR	10,668,703	UBS AG	5/2/19	—	(53,350)

USD	33,437,351	EUR	29,945,684	UBS AG	5/2/19	—	(149,745)

USD	22,966,654	TRY	135,043,925	Standard Chartered Bank	5/2/19	347,974	—

BRL	139,752,701	USD	35,422,579	Standard Chartered Bank	5/3/19	218,619	—

THB	413,186,451	USD	12,939,677	Standard Chartered Bank	5/3/19	2,734	—

THB	365,231,000	USD	11,443,958	Standard Chartered Bank	5/3/19	—	(3,676)

THB	207,930,000	USD	6,556,256	Standard Chartered Bank	5/3/19	—	(43,179)

THB	200,080,000	USD	6,313,316	Standard Chartered Bank	5/3/19	—	(46,127)

THB	613,980,000	USD	19,373,955	Standard Chartered Bank	5/3/19	—	(142,005)

31	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

TRY	20,348,000	USD	3,558,879	Standard Chartered Bank	5/3/19	$—	$(152,798)

TRY	82,940,000	USD	14,444,560	Standard Chartered Bank	5/3/19	—	(561,111)

USD	35,093,210	BRL	139,752,701	Standard Chartered Bank	5/3/19	—	(547,988)

USD	16,902,480	THB	535,656,506	Standard Chartered Bank	5/3/19	123,890	—

USD	3,756,341	THB	119,045,000	Standard Chartered Bank	5/3/19	27,445	—

USD	3,900,897	THB	123,715,945	Standard Chartered Bank	5/3/19	25,691	—

USD	15,024,664	THB	479,516,000	Standard Chartered Bank	5/3/19	4,586	—

USD	16,988,277	THB	542,474,000	Standard Chartered Bank	5/3/19	—	(3,861)

USD	17,549,571	TRY	103,288,000	Standard Chartered Bank	5/3/19	260,041	—

CNH	15,835,000	USD	2,309,689	Morgan Stanley & Co. International PLC	5/6/19	41,022	—

CNH	107,275,000	USD	15,655,556	Standard Chartered Bank	5/6/19	269,460	—

EUR	1,017,669	RSD	120,492,000	Citibank, N.A.	5/6/19	—	(3,519)

EUR	14,818,317	RSD	1,769,307,000	Citibank, N.A.	5/6/19	—	(192,078)

RSD	453,526,233	EUR	3,806,986	Citibank, N.A.	5/6/19	39,577	—

RSD	381,917,501	EUR	3,205,350	Citibank, N.A.	5/6/19	33,932	—

RSD	151,082,588	EUR	1,272,274	Citibank, N.A.	5/6/19	8,631	—

RSD	82,362,044	EUR	693,167	Citibank, N.A.	5/6/19	5,164	—

RSD	74,350,000	EUR	627,162	Citibank, N.A.	5/6/19	3,063	—

USD	2,272,956	CNH	15,835,000	Morgan Stanley & Co. International PLC	5/6/19	—	(77,756)

USD	15,455,355	CNH	107,275,000	Standard Chartered Bank	5/6/19	—	(469,661)

KRW	46,997,830,881	USD	41,421,539	Standard Chartered Bank	5/7/19	—	(1,167,049)

EUR	7,355,453	PLN	31,603,117	Citibank, N.A.	5/8/19	—	(16,936)

HUF	2,381,556,326	EUR	7,434,940	Bank of America, N.A.	5/8/19	—	(93,604)

PHP	120,578,000	USD	2,290,180	Bank of America, N.A.	5/8/19	25,252	—

PHP	120,468,000	USD	2,289,396	Bank of America, N.A.	5/8/19	23,924	—

PHP	234,832,000	USD	4,461,518	Goldman Sachs International	5/8/19	47,908	—

PHP	117,416,000	USD	2,234,367	Goldman Sachs International	5/8/19	20,346	—

PHP	234,831,000	USD	4,461,499	Standard Chartered Bank	5/8/19	47,908	—

PHP	117,416,000	USD	2,230,653	Standard Chartered Bank	5/8/19	24,060	—

PHP	117,416,000	USD	2,230,759	Standard Chartered Bank	5/8/19	23,954	—

PHP	117,416,000	USD	2,234,367	Standard Chartered Bank	5/8/19	20,346	—

SEK	98,598,000	USD	10,660,239	State Street Bank and Trust Company	5/8/19	—	(274,052)

EUR	580,328	USD	659,502	Standard Chartered Bank	5/9/19	—	(8,263)

EUR	1,873,041	USD	2,119,252	Standard Chartered Bank	5/9/19	—	(17,341)

EUR	2,894,162	USD	3,298,447	Standard Chartered Bank	5/9/19	—	(50,642)

USD	22,508,215	EUR	19,428,422	Standard Chartered Bank	5/9/19	705,797	—

USD	10,658,384	EUR	9,200,000	Standard Chartered Bank	5/9/19	334,218	—

USD	3,352,944	EUR	2,894,162	Standard Chartered Bank	5/9/19	105,139	—

USD	2,842,277	EUR	2,453,369	Standard Chartered Bank	5/9/19	89,126	—

USD	569,120	ZAR	8,090,000	Bank of America, N.A.	5/9/19	3,986	—

ZAR	27,162,000	USD	1,917,567	Citibank, N.A.	5/9/19	—	(20,141)

EUR	1,870,312	USD	2,084,220	UBS AG	5/10/19	14,814	—

USD	33,728,662	EUR	29,945,684	UBS AG	5/10/19	120,904	—

32	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EGP	52,767,000	USD	2,912,086	Citibank, N.A.	5/13/19	$151,993	$—

EUR	3,310,930	USD	3,729,299	Citibank, N.A.	5/13/19	—	(12,515)

PHP	106,759,000	USD	2,037,774	Bank of America, N.A.	5/13/19	13,740	—

PHP	239,919,000	USD	4,574,678	BNP Paribas	5/13/19	35,681	—

PHP	115,373,000	USD	2,199,257	Goldman Sachs International	5/13/19	17,787	—

PHP	115,373,000	USD	2,200,095	Goldman Sachs International	5/13/19	16,949	—

PHP	112,377,000	USD	2,145,213	Goldman Sachs International	5/13/19	14,259	—

PHP	119,605,000	USD	2,282,974	JPMorgan Chase Bank, N.A.	5/13/19	15,394	—

PHP	236,654,000	USD	4,507,266	UBS AG	5/13/19	40,352	—

PHP	118,328,000	USD	2,256,230	UBS AG	5/13/19	17,598	—

THB	128,608,259	USD	4,032,764	Standard Chartered Bank	5/13/19	—	(3,443)

UGX	2,576,770,000	USD	690,453	Citibank, N.A.	5/13/19	—	(5,962)

USD	11,303,071	ARS	504,851,662	Goldman Sachs International	5/13/19	77,592	—

USD	3,760,905	CZK	85,898,317	Citibank, N.A.	5/13/19	1,347	—

USD	21,076,488	THB	672,008,107	Standard Chartered Bank	5/13/19	22,345	—

USD	22,483,845	THB	717,040,285	Standard Chartered Bank	5/13/19	18,835	—

EUR	3,255,094	RON	15,598,500	Citibank, N.A.	5/14/19	—	(21,781)

JPY	4,516,000,000	USD	41,168,019	Citibank, N.A.	5/14/19	—	(587,502)

KRW	6,601,540,000	USD	5,827,631	Goldman Sachs International	5/14/19	—	(167,929)

KRW	14,845,460,000	USD	13,106,259	Goldman Sachs International	5/14/19	—	(378,793)

PHP	115,472,000	USD	2,204,085	Citibank, N.A.	5/14/19	15,175	—

PHP	116,834,000	USD	2,230,721	Citibank, N.A.	5/14/19	14,715	—

PHP	57,735,000	USD	1,102,023	Citibank, N.A.	5/14/19	7,587	—

UGX	3,610,435,000	USD	967,945	Standard Chartered Bank	5/14/19	—	(9,049)

USD	40,703,019	JPY	4,516,000,000	Citibank, N.A.	5/14/19	122,502	—

USD	14,149,072	KRW	15,855,450,000	Bank of America, N.A.	5/14/19	555,711	—

USD	14,174,282	KRW	15,883,700,000	Goldman Sachs International	5/14/19	556,701	—

USD	7,104,427	KRW	7,960,510,000	Goldman Sachs International	5/14/19	279,638	—

USD	6,555,165	KRW	7,348,340,000	Goldman Sachs International	5/14/19	255,209	—

EUR	1,193,285	USD	1,345,248	JPMorgan Chase Bank, N.A.	5/16/19	—	(5,345)

EUR	1,736,637	USD	1,963,032	JPMorgan Chase Bank, N.A.	5/16/19	—	(13,015)

USD	27,447,418	EUR	23,897,244	JPMorgan Chase Bank, N.A.	5/16/19	613,928	—

EUR	1,557,380	USD	1,763,555	Bank of America, N.A.	5/17/19	—	(14,670)

EUR	4,437,076	USD	5,002,644	Bank of America, N.A.	5/17/19	—	(19,957)

EUR	541,289	USD	607,889	State Street Bank and Trust Company	5/17/19	—	(39)

EUR	4,917,845	USD	5,522,928	State Street Bank and Trust Company	5/17/19	—	(355)

EUR	558,913	USD	630,187	State Street Bank and Trust Company	5/17/19	—	(2,546)

EUR	7,650,686	USD	8,626,312	State Street Bank and Trust Company	5/17/19	—	(34,850)

USD	1,755,890	EUR	1,557,380	Bank of America, N.A.	5/17/19	7,005	—

USD	54,456	EUR	47,989	Citibank, N.A.	5/17/19	566	—

USD	3,504,284	EUR	3,107,953	State Street Bank and Trust Company	5/17/19	14,157	—

33	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	1,248,380	EUR	1,102,235	State Street Bank and Trust Company	5/17/19	$10,607	$—

AUD	20,552,614	USD	14,643,121	Australia and New Zealand Banking Group Limited	5/20/19	—	(148,199)

EUR	356,541	RON	1,705,000	Goldman Sachs International	5/20/19	—	(1,270)

EUR	8,413,349	RON	40,350,000	Societe Generale	5/20/19	—	(57,503)

UGX	3,552,763,000	USD	916,842	Standard Chartered Bank	5/20/19	25,690	—

USD	10,624,705	NZD	15,463,000	Australia and New Zealand Banking Group Limited	5/20/19	293,701	—

USD	7,689,734	NZD	11,191,498	Australia and New Zealand Banking Group Limited	5/20/19	212,569	—

EUR	17,028,219	RON	82,067,500	Societe Generale	5/22/19	—	(206,434)

EUR	199,699	RON	955,000	Standard Chartered Bank	5/22/19	—	(666)

USD	1,423,819	GHS	7,532,000	JPMorgan Chase Bank, N.A.	5/22/19	—	(29,881)

USD	689,338	GHS	3,669,000	ICBC Standard Bank plc	5/23/19	—	(18,529)

USD	569,533	GHS	3,047,000	JPMorgan Chase Bank, N.A.	5/23/19	—	(18,330)

NOK	197,130,000	EUR	20,544,647	State Street Bank and Trust Company	5/24/19	—	(215,852)

USD	1,378,605	GHS	7,410,000	ICBC Standard Bank plc	5/24/19	—	(50,491)

EUR	14,218,113	RSD	1,691,600,000	Citibank, N.A.	5/28/19	—	(89,403)

JPY	1,416,650,000	USD	12,870,388	Goldman Sachs International	5/28/19	—	(125,904)

RSD	317,192,337	EUR	2,661,679	JPMorgan Chase Bank, N.A.	5/28/19	21,667	—

RSD	238,967,000	EUR	2,011,168	JPMorgan Chase Bank, N.A.	5/28/19	9,685	—

THB	461,595,000	USD	14,766,315	Goldman Sachs International	5/28/19	—	(299,568)

THB	185,250,000	USD	6,122,753	Standard Chartered Bank	5/28/19	—	(316,873)

THB	496,795,000	USD	15,894,388	Standard Chartered Bank	5/28/19	—	(324,446)

UGX	7,669,473,000	USD	2,058,366	Citibank, N.A.	5/28/19	—	(26,692)

USD	1,723,277	GHS	9,254,000	ICBC Standard Bank plc	5/28/19	—	(58,820)

USD	7,419,632	MYR	30,235,000	Goldman Sachs International	5/28/19	116,037	—

USD	12,560,766	MYR	51,160,000	UBS AG	5/28/19	202,508	—

USD	17,101,391	OMR	6,858,000	Standard Chartered Bank	5/28/19	—	(705,176)

USD	6,883,163	THB	219,537,800	Bank of America, N.A.	5/28/19	2,678	—

USD	7,854,879	THB	250,335,000	HSBC Bank USA, N.A.	5/28/19	9,185	—

USD	17,685,882	THB	560,700,000	Standard Chartered Bank	5/28/19	113,108	—

EGP	38,275,000	USD	1,972,938	Deutsche Bank AG	5/30/19	238,450	—

USD	280,917	GHS	1,531,000	JPMorgan Chase Bank, N.A.	5/31/19	—	(13,590)

EUR	6,715,515	RON	32,205,594	BNP Paribas	6/3/19	—	(33,248)

EUR	14,279,606	RON	68,802,000	BNP Paribas	6/3/19	—	(146,372)

THB	542,474,000	USD	16,968,486	Standard Chartered Bank	6/3/19	35,370	—

THB	479,516,000	USD	15,007,271	Standard Chartered Bank	6/3/19	23,165	—

USD	561,738	GHS	3,039,000	Standard Chartered Bank	6/3/19	—	(22,208)

USD	11,430,344	THB	365,231,000	Standard Chartered Bank	6/3/19	—	(17,827)

USD	12,924,395	THB	413,186,451	Standard Chartered Bank	6/3/19	—	(26,940)

USD	702,186	GHS	3,855,000	Standard Chartered Bank	6/4/19	—	(38,286)

RSD	246,379,000	EUR	2,079,148	JPMorgan Chase Bank, N.A.	6/5/19	1,643	—

USD	847,965	GHS	4,791,000	JPMorgan Chase Bank, N.A.	6/6/19	—	(71,629)

34	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	847,965	GHS	4,791,000	JPMorgan Chase Bank, N.A.	6/6/19	$—	$(71,629)

USD	544,602	GHS	3,077,000	Standard Chartered Bank	6/6/19	—	(46,003)

USD	847,943	GHS	4,740,000	JPMorgan Chase Bank, N.A.	6/7/19	—	(61,532)

USD	1,413,417	GHS	7,901,000	JPMorgan Chase Bank, N.A.	6/10/19	—	(100,922)

MAD	99,050,000	USD	10,334,718	Credit Agricole Corporate and Investment Bank	6/13/19	—	(120,956)

UGX	3,554,626,000	USD	920,888	Standard Chartered Bank	6/14/19	17,601	—

USD	8,847,603	KRW	10,012,390,000	Standard Chartered Bank	6/14/19	237,091	—

EGP	9,793,000	USD	501,948	Deutsche Bank AG	6/17/19	60,914	—

JPY	585,775,000	USD	5,465,798	UBS AG	6/17/19	—	(187,417)

USD	1,413,309	GHS	7,752,000	JPMorgan Chase Bank, N.A.	6/17/19	—	(68,720)

BHD	3,583,000	USD	9,477,332	BNP Paribas	6/19/19	24,597	—

USD	13,810,198	BHD	5,267,900	BNP Paribas	6/19/19	—	(159,998)

USD	827,355	GHS	4,567,000	Standard Chartered Bank	6/19/19	—	(45,135)

USD	6,706,021	BHD	2,556,000	Standard Chartered Bank	6/20/19	—	(72,333)

USD	827,355	GHS	4,567,000	Standard Chartered Bank	6/20/19	—	(44,821)

EUR	13,282,508	RON	63,975,200	Goldman Sachs International	6/24/19	—	(94,959)

EUR	1,761,859	RSD	209,115,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(77)

RSD	164,124,000	EUR	1,380,121	JPMorgan Chase Bank, N.A.	6/24/19	3,074	—

RSD	273,330,000	EUR	2,301,339	JPMorgan Chase Bank, N.A.	6/24/19	1,848	—

USD	13,412,844	BHD	5,117,000	Standard Chartered Bank	6/24/19	—	(156,933)

USD	565,319	GHS	3,146,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(34,619)

USD	565,381	GHS	3,152,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(35,701)

USD	14,777,487	BHD	5,645,000	BNP Paribas	6/25/19	—	(192,441)

USD	3,701,348	BHD	1,414,100	Standard Chartered Bank	6/25/19	—	(48,692)

UGX	3,964,490,000	USD	997,356	Citibank, N.A.	6/26/19	46,772	—

USD	15,598,677	KRW	17,526,674,000	The Toronto-Dominion Bank	6/26/19	519,764	—

USD	1,033,898	GHS	5,795,000	ICBC Standard Bank plc	6/27/19	—	(70,008)

CNH	48,400,000	USD	7,060,746	Citibank, N.A.	6/28/19	124,181	—

CNH	125,039,000	USD	18,235,500	Deutsche Bank AG	6/28/19	326,401	—

CNH	60,846,000	USD	8,821,457	Deutsche Bank AG	6/28/19	211,064	—

CNH	40,396,125	USD	5,888,648	Goldman Sachs International	6/28/19	108,112	—

CNH	247,075,000	USD	35,966,955	Standard Chartered Bank	6/28/19	711,055	—

CNH	133,356,875	USD	19,459,351	Standard Chartered Bank	6/28/19	337,330	—

CNH	133,310,000	USD	19,601,702	Standard Chartered Bank	6/28/19	188,020	—

CNH	9,200,000	USD	1,352,593	Standard Chartered Bank	6/28/19	13,136	—

CNY	92,772,000	USD	13,366,953	Standard Chartered Bank	6/28/19	409,771	—

NOK	141,528,000	EUR	14,597,589	Citibank, N.A.	6/28/19	—	(11,529)

USD	6,988,463	CNH	48,400,000	Citibank, N.A.	6/28/19	—	(196,463)

USD	15,655,577	CNH	104,000,000	Deutsche Bank AG	6/28/19	216,892	—

USD	11,790,497	CNH	81,885,000	Deutsche Bank AG	6/28/19	—	(365,241)

USD	5,829,756	CNH	40,396,125	Goldman Sachs International	6/28/19	—	(167,005)

USD	23,626,680	CNH	157,000,000	Standard Chartered Bank	6/28/19	320,204	—

USD	15,400,040	CNH	102,300,000	Standard Chartered Bank	6/28/19	213,718	—

USD	13,986,164	CNH	97,168,875	Standard Chartered Bank	6/28/19	—	(438,448)

USD	37,381,257	CNH	259,245,000	Standard Chartered Bank	6/28/19	—	(1,103,376)

35	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

OMR	4,559,000	USD	11,783,407	BNP Paribas	7/3/19	$47,179	$—

USD	6,748,037	MYR	27,505,000	Goldman Sachs International	7/3/19	111,531	—

USD	20,224,994	OMR	8,270,000	BNP Paribas	7/3/19	—	(1,235,620)

USD	20,000,000	OMR	8,146,000	Standard Chartered Bank	7/3/19	—	(1,138,835)

UGX	15,268,279,000	USD	3,965,787	Standard Chartered Bank	7/8/19	43,014	—

UGX	4,057,180,000	USD	1,052,719	Standard Chartered Bank	7/8/19	12,524	—

USD	1,405,810	GHS	7,985,000	JPMorgan Chase Bank, N.A.	7/9/19	—	(108,528)

UGX	16,955,721,000	USD	4,382,456	Citibank, N.A.	7/10/19	66,449	—

KRW	1,948,257,449	USD	1,710,573	Bank of America, N.A.	7/12/19	—	(33,433)

USD	1,405,714	GHS	7,872,000	JPMorgan Chase Bank, N.A.	7/12/19	—	(85,486)

USD	6,573,159	KRW	7,486,500,000	Bank of America, N.A.	7/12/19	128,472	—

EUR	501,032	USD	569,809	Australia and New Zealand Banking Group Limited	7/15/19	—	(4,300)

EUR	539,922	USD	615,527	Bank of America, N.A.	7/15/19	—	(6,123)

OMR	3,685,000	USD	9,541,688	BNP Paribas	7/15/19	18,758	—

USD	1,417,658	EUR	1,249,615	Australia and New Zealand Banking Group Limited	7/15/19	7,231	—

USD	2,539,861	EUR	2,227,889	Bank of America, N.A.	7/15/19	25,265	—

USD	9,008,679	OMR	3,685,000	BNP Paribas	7/15/19	—	(551,768)

AED	48,351,000	USD	13,157,451	BNP Paribas	7/17/19	3,951	—

AED	51,624,000	USD	14,048,111	Standard Chartered Bank	7/17/19	4,219	—

OMR	6,903,000	USD	17,878,788	BNP Paribas	7/17/19	29,850	—

USD	13,060,778	AED	48,351,000	BNP Paribas	7/17/19	—	(100,624)

USD	13,940,752	AED	51,624,000	Standard Chartered Bank	7/17/19	—	(111,578)

USD	25,044,139	OMR	10,213,000	BNP Paribas	7/17/19	—	(1,451,720)

CNH	164,000,000	USD	23,756,754	Deutsche Bank AG	7/18/19	587,608	—

CNH	227,172,000	USD	32,909,170	Goldman Sachs International	7/18/19	812,522	—

CNH	168,000,000	USD	24,333,720	JPMorgan Chase Bank, N.A.	7/18/19	604,407	—

CNH	164,000,000	USD	23,766,511	Standard Chartered Bank	7/18/19	577,851	—

USD	24,217,366	CNH	164,000,000	Deutsche Bank AG	7/18/19	—	(126,996)

USD	9,491,215	CNH	64,172,000	Goldman Sachs International	7/18/19	—	(34,556)

USD	24,093,892	CNH	163,000,000	Goldman Sachs International	7/18/19	—	(102,029)

USD	24,844,721	CNH	168,000,000	JPMorgan Chase Bank, N.A.	7/18/19	—	(93,407)

USD	24,255,690	CNH	164,000,000	Standard Chartered Bank	7/18/19	—	(88,672)

JPY	9,278,859,202	USD	86,574,693	Standard Chartered Bank	7/22/19	—	(2,731,372)

MAD	35,347,000	USD	3,679,679	BNP Paribas	7/22/19	—	(55,670)

USD	4,359,186	CNH	29,290,000	Citibank, N.A.	7/22/19	11,389	—

USD	7,637,087	CNH	51,810,000	Citibank, N.A.	7/22/19	—	(53,570)

USD	7,599,894	CNH	51,620,000	UBS AG	7/22/19	—	(62,560)

USD	40,428,230	JPY	4,463,600,000	Standard Chartered Bank	7/22/19	95,357	—

USD	461,521	JPY	49,464,628	Standard Chartered Bank	7/22/19	14,561	—

EUR	16,486,307	RON	79,525,000	BNP Paribas	7/23/19	—	(82,144)

EUR	1,237,214	RON	5,951,000	Goldman Sachs International	7/25/19	—	(1,844)

EUR	11,674,653	RON	56,129,304	Citibank, N.A.	7/29/19	—	(5,028)

EUR	24,137,137	USD	27,943,322	Standard Chartered Bank	8/1/19	—	(661,293)

JPY	3,078,086,798	USD	28,568,787	Standard Chartered Bank	8/1/19	—	(733,844)

36	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	50,035,579	EUR	43,220,188	Standard Chartered Bank	8/1/19	$1,184,117	$—

EUR	11,160,137	RON	53,697,000	The Toronto-Dominion Bank	8/5/19	—	(3,973)

OMR	12,921,000	USD	32,464,824	Standard Chartered Bank	8/14/19	1,038,503	—

USD	65,799,138	OMR	26,714,450	Standard Chartered Bank	8/14/19	—	(3,469,723)

OMR	10,079,000	USD	25,308,223	BNP Paribas	8/21/19	822,296	—

USD	11,828,938	OMR	4,799,000	BNP Paribas	8/21/19	—	(612,809)

USD	13,012,939	OMR	5,280,000	BNP Paribas	8/21/19	—	(675,834)

CNH	183,840,000	USD	26,343,770	Citibank, N.A.	8/27/19	940,718	—

CNH	2,148,381	USD	313,253	Citibank, N.A.	8/27/19	5,598	—

CNH	192,000,000	USD	27,502,829	Standard Chartered Bank	8/27/19	992,719	—

USD	26,840,474	CNH	185,988,381	Citibank, N.A.	8/27/19	—	(762,864)

USD	27,722,029	CNH	192,000,000	Standard Chartered Bank	8/27/19	—	(773,520)

EGP	90,320,000	USD	4,532,999	HSBC Bank USA, N.A.	9/4/19	554,404	—

EGP	3,920,000	USD	195,219	Deutsche Bank AG	9/9/19	25,280	—

MAD	35,314,000	USD	3,658,913	Societe Generale	9/13/19	—	(54,558)

USD	10,595,440	BHD	4,066,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(182,929)

USD	10,583,368	BHD	4,067,400	Credit Agricole Corporate and Investment Bank	9/18/19	—	(198,712)

MAD	50,000,000	USD	5,127,153	Credit Agricole Corporate and Investment Bank	9/19/19	—	(25,665)

USD	5,966,146	BHD	2,291,000	Bank of America, N.A.	9/19/19	—	(106,927)

USD	10,161,458	BHD	3,902,000	Bank of America, N.A.	9/19/19	—	(182,117)

UGX	17,140,581,146	USD	4,448,633	Citibank, N.A.	9/23/19	—	(53,083)

USD	7,935,673	BHD	3,053,250	Credit Agricole Corporate and Investment Bank	9/23/19	—	(157,833)

USD	9,650,377	BHD	3,712,500	Standard Chartered Bank	9/25/19	—	(190,554)

UGX	3,654,323,000	USD	953,882	Standard Chartered Bank	9/30/19	—	(18,666)

USD	6,826,442	BHD	2,592,000	Credit Agricole Corporate and Investment Bank	9/30/19	—	(44,137)

USD	3,753,987	BHD	1,424,000	Standard Chartered Bank	9/30/19	—	(20,590)

XOF	1,077,245,994	EUR	1,578,845	Societe Generale	9/30/19	29,236	—

USD	5,792,247	BHD	2,226,250	Standard Chartered Bank	10/3/19	—	(108,751)

XOF	636,110,000	EUR	932,508	ICBC Standard Bank plc	10/4/19	16,332	—

BHD	1,016,000	USD	2,681,446	Standard Chartered Bank	10/7/19	11,552	—

BHD	1,218,000	USD	3,217,116	Standard Chartered Bank	10/7/19	11,302	—

BHD	1,016,000	USD	2,682,154	Standard Chartered Bank	10/7/19	10,844	—

BHD	1,040,000	USD	2,748,051	Standard Chartered Bank	10/7/19	8,561	—

USD	3,800,728	BHD	1,461,000	Standard Chartered Bank	10/7/19	—	(71,782)

USD	9,089,370	BHD	3,490,500	Standard Chartered Bank	10/7/19	—	(162,511)

USD	9,652,010	BHD	3,709,750	Standard Chartered Bank	10/7/19	—	(181,013)

EGP	79,595,000	USD	4,376,237	HSBC Bank USA, N.A.	10/10/19	63,535	—

EGP	62,751,800	USD	3,453,119	HSBC Bank USA, N.A.	10/15/19	42,434	—

UGX	3,176,933,000	USD	816,902	Citibank, N.A.	10/15/19	—	(7,381)

UGX	4,108,992,000	USD	1,060,933	Citibank, N.A.	10/15/19	—	(13,912)

UGX	8,416,829,000	USD	2,173,207	Citibank, N.A.	10/15/19	—	(28,496)

USD	3,853,151	BHD	1,482,500	Bank of America, N.A.	10/15/19	—	(76,182)

37	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

AED	31,914,000	USD	8,681,247	Standard Chartered Bank	10/16/19	$4,539	$—

AED	11,286,000	USD	3,071,856	Standard Chartered Bank	10/16/19	—	(233)

USD	11,710,491	AED	43,200,000	Standard Chartered Bank	10/16/19	—	(46,919)

USD	10,582,236	BHD	4,067,600	Credit Agricole Corporate and Investment Bank	10/16/19	—	(198,791)

EGP	86,965,000	USD	4,795,423	Citibank, N.A.	10/17/19	46,304	—

EGP	66,952,200	USD	3,701,061	Standard Chartered Bank	10/23/19	20,453	—

EGP	25,020,000	USD	1,378,133	Citibank, N.A.	10/24/19	12,222	—

UGX	3,915,920,000	USD	1,014,487	Citibank, N.A.	10/25/19	—	(19,536)

UGX	6,921,870,000	USD	1,785,351	Standard Chartered Bank	10/31/19	—	(29,686)

USD	2,769,990	BHD	1,067,000	Bank of America, N.A.	10/31/19	—	(57,833)

USD	3,836,968	BHD	1,478,000	Bank of America, N.A.	11/4/19	—	(80,028)

XOF	1,059,944,000	EUR	1,554,170	ICBC Standard Bank plc	11/5/19	17,486	—

MAD	48,765,000	USD	4,993,856	Credit Agricole Corporate and Investment Bank	12/20/19	—	(47,279)

AED	51,000,000	USD	13,875,663	Standard Chartered Bank	2/3/20	377	—

TRY	1,826,000	USD	264,830	Goldman Sachs International	2/3/20	—	(7,529)

TRY	56,075,000	USD	12,210,125	Goldman Sachs International	2/3/20	—	(4,308,621)

TRY	75,000,000	USD	16,383,058	Goldman Sachs International	2/3/20	—	(5,814,840)

TRY	105,714,000	USD	23,012,321	Goldman Sachs International	2/3/20	—	(8,116,207)

TRY	137,406	USD	19,923	JPMorgan Chase Bank, N.A.	2/3/20	—	(561)

TRY	22,380,694	USD	4,837,709	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,684,055)

TRY	24,435,900	USD	5,260,689	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,817,437)

USD	35,157,716	AED	129,626,500	Standard Chartered Bank	2/3/20	—	(110,962)

USD	47,022,367	TRY	238,615,000	Goldman Sachs International	2/3/20	13,399,229	—

USD	9,296,901	TRY	46,954,000	JPMorgan Chase Bank, N.A.	2/3/20	2,680,633	—

TRY	373,541	USD	54,154	Deutsche Bank AG	2/10/20	—	(1,752)

TRY	65,656,459	USD	14,248,363	Deutsche Bank AG	2/10/20	—	(5,037,785)

TRY	538,000	USD	77,354	Standard Chartered Bank	2/10/20	—	(1,881)

TRY	56,075,000	USD	12,196,846	Standard Chartered Bank	2/10/20	—	(4,330,397)

TRY	65,656,000	USD	14,263,741	Standard Chartered Bank	2/10/20	—	(5,053,227)

USD	46,457,938	AED	171,309,000	Standard Chartered Bank	2/10/20	—	(150,854)

USD	61,108,343	AED	225,318,683	Standard Chartered Bank	2/10/20	—	(195,100)

USD	13,012,119	TRY	66,030,000	Deutsche Bank AG	2/10/20	3,749,139	—

USD	24,106,664	TRY	122,269,000	Standard Chartered Bank	2/10/20	6,954,227	—

TRY	80,401,306	USD	17,459,567	Goldman Sachs International	2/14/20	—	(6,209,037)

TRY	743,459	USD	106,819	Standard Chartered Bank	2/14/20	—	(2,787)

TRY	83,851,541	USD	18,214,737	Standard Chartered Bank	2/14/20	—	(6,481,417)

USD	16,049,767	TRY	80,401,306	Goldman Sachs International	2/14/20	4,799,237	—

USD	16,600,142	TRY	84,595,000	Standard Chartered Bank	2/14/20	4,762,790	—

USD	7,349,695	BHD	2,830,000	Bank of America, N.A.	2/18/20	—	(144,522)

USD	3,505,583	BHD	1,350,000	Credit Agricole Corporate and Investment Bank	3/12/20	—	(68,751)

USD	4,750,977	OMR	1,884,000	Standard Chartered Bank	3/12/20	—	(109,483)

UGX	16,904,446,000	USD	4,207,179	Citibank, N.A.	3/23/20	—	(3,036)

UGX	16,908,653,925	USD	4,207,179	Citibank, N.A.	3/25/20	—	(4,603)

38	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	3,787,879	OMR	1,500,000	Credit Agricole Corporate and Investment Bank	4/6/20	$—	$(79,174)

UGX	1,574,165,000	USD	390,709	Standard Chartered Bank	4/14/20	—	(1,874)

UGX	3,849,800,000	USD	959,093	Citibank, N.A.	4/20/20	—	(9,912)

EGP	18,550,000	USD	971,459	Goldman Sachs International	4/21/20	10,393	—

EGP	56,500,000	USD	2,958,115	HSBC Bank USA, N.A.	4/21/20	32,428	—

AED	14,203,000	USD	3,863,185	Standard Chartered Bank	5/21/20	—	(2)

USD	3,854,797	AED	14,203,000	Standard Chartered Bank	5/21/20	—	(8,386)

USD	4,904,943	OMR	1,935,000	Standard Chartered Bank	5/21/20	—	(77,024)

USD	4,940,466	OMR	1,946,000	Deutsche Bank AG	8/27/20	—	(54,933)

USD	5,479,625	OMR	2,165,000	BNP Paribas	2/16/21	—	(48,944)

USD	46,099,201	OMR	18,170,000	Standard Chartered Bank	3/10/21	—	(269,153)

USD	23,189,500	OMR	9,138,750	Standard Chartered Bank	3/29/21	—	(118,492)

USD	23,457,728	AED	86,430,000	BNP Paribas	4/5/21	—	(20,808)

USD	100,000,000	AED	368,410,000	Credit Agricole Corporate and Investment Bank	4/5/21	—	(77,838)

USD	6,889,064	AED	25,380,000	BNP Paribas	4/8/21	—	(5,279)

USD	13,779,125	AED	50,749,895	BNP Paribas	4/8/21	—	(6,816)

USD	77,166,210	AED	284,180,000	Standard Chartered Bank	4/8/21	—	(29,784)

USD	61,323,814	AED	225,892,400	Standard Chartered Bank	4/8/21	—	(38,662)

USD	9,084,659	OMR	3,568,000	BNP Paribas	4/8/21	—	(12,631)

USD	7,091,855	OMR	2,781,000	Standard Chartered Bank	4/26/21	5,012	—

						$58,362,247	$(82,922,814)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

TOPIX Index	210	Long	6/13/19	$30,620,001	$428,160

Interest Rate Futures

5-Year USD Deliverable Interest Rate Swap	84	Short	6/17/19	(8,668,406)	(99,094)

10-Year USD Deliverable Interest Rate Swap	143	Short	6/17/19	(14,925,625)	(297,172)

Euro-Bobl	295	Short	6/6/19	(43,982,837)	(212,330)

U.S. 2-Year Treasury Note	503	Short	6/28/19	(107,142,930)	(330,093)

U.S. 5-Year Treasury Note	898	Short	6/28/19	(103,845,281)	(810,305)

					$(1,320,834)

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

TOPIX Index:  Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

39	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	13,634	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$(552,452)

EUR	13,669	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(595,702)

EUR	13,346	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	(622,584)

EUR	13,427	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	(683,942)

EUR	13,634	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	1,019,994

EUR	13,669	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	1,036,640

EUR	13,346	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	1,092,231

EUR	13,427	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	1,303,690

EUR	1,231	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	144,484

USD	80,820	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.17% (pays upon termination)	4/16/29	(103,109)

USD	3,927	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	85,993

USD	6,107	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	182,634

USD	6,072	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	159,457

USD	6,054	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	154,959

USD	5,275	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	39,408

							$2,661,701

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	–	Harmonised Indices of Consumer Prices

40	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CNY	102,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	$27,631	$—	$27,631

CNY	102,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	25,877	—	25,877

CNY	163,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	46,999	—	46,999

CNY	306,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	77,631	—	77,631

CNY	42,255	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	15,422	—	15,422

CNY	147,945	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	53,995	—	53,995

EUR	62,984	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	(981,973)	(145,020)	(1,126,993)

EUR	7,400	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(355,617)	198,679	(156,938)

EUR	85,500	Receives	6-month EURIBOR (pays semi-annually)	0.40% (pays annually)	10/4/23	(1,990,842)	85,972	(1,904,870)

EUR	1,595	Receives	6-month EURIBOR (pays semi-annually)	1.47% (pays annually)	4/5/48	(170,606)	—	(170,606)

EUR	4,466	Receives	6-month EURIBOR (pays semi-annually)	1.36% (pays annually)	4/5/48	(333,795)	(156,309)	(490,104)

EUR	4,008	Receives	6-month EURIBOR (pays semi-annually)	1.60% (pays annually)	5/18/48	(645,344)	15,278	(630,066)

EUR	400	Receives	6-month EURIBOR (pays semi-annually)	1.59% (pays annually)	5/24/48	(63,289)	—	(63,289)

EUR	1,288	Receives	6-month EURIBOR (pays semi-annually)	1.54% (pays annually)	5/29/48	(184,298)	—	(184,298)

EUR	950	Receives	6-month EURIBOR (pays semi-annually)	1.46% (pays annually)	5/31/48	(112,418)	(824)	(113,242)

EUR	945	Receives	6-month EURIBOR (pays semi-annually)	1.50% (pays annually)	6/4/48	(122,944)	—	(122,944)

GBP	23,102	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(383,880)	—	(383,880)

GBP	26,040	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(434,492)	—	(434,492)

HUF	2,635,868	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	12/13/21	(107,437)	—	(107,437)

HUF	6,569,260	Receives	6-month HUF BUBOR (pays semi-annually)	1.46% (pays annually)	1/12/22	(367,062)	—	(367,062)

HUF	6,043,740	Receives	6-month HUF BUBOR (pays semi-annually)	1.44% (pays annually)	1/13/22	(321,703)	—	(321,703)

HUF	3,930,924	Receives	6-month HUF BUBOR (pays semi-annually)	1.25% (pays annually)	2/6/23	(7,944)	—	(7,944)

HUF	3,816,789	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	2/7/23	(13,480)	—	(13,480)

HUF	4,258,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.19% (pays annually)	3/12/23	55,852	—	55,852

41	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

HUF	2,129,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.15% (pays annually)	3/13/23	$41,301	$—	$41,301

HUF	2,732,961	Receives	6-month HUF BUBOR (pays semi-annually)	1.82% (pays annually)	6/15/23	(310,704)	—	(310,704)

HUF	558,039	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	6/18/23	(69,235)	—	(69,235)

HUF	3,485,900	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	(111,228)	—	(111,228)

HUF	2,453,200	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	(87,408)	—	(87,408)

HUF	940,022	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	(19,369)	—	(19,369)

HUF	964,125	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(18,605)	—	(18,605)

HUF	2,378,174	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	(19,779)	—	(19,779)

HUF	957,698	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(66,216)	—	(66,216)

HUF	2,436,021	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	(131,287)	—	(131,287)

HUF	1,218,150	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(58,217)	—	(58,217)

HUF	3,015,613	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	(133,929)	—	(133,929)

HUF	1,825,240	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(81,107)	—	(81,107)

HUF	1,222,117	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(83,800)	—	(83,800)

HUF	1,198,308	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	(71,836)	—	(71,836)

HUF	1,190,373	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	(61,488)	—	(61,488)

HUF	3,277,496	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(187,212)	—	(187,212)

HUF	695,350	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	2/7/28	14,281	—	14,281

HUF	1,164,203	Receives	6-month HUF BUBOR (pays semi-annually)	2.82% (pays annually)	6/15/28	(286,361)	—	(286,361)

HUF	2,735,497	Receives	6-month HUF BUBOR (pays semi-annually)	2.97% (pays annually)	6/18/28	(803,986)	—	(803,986)

JPY	1,425,700	Receives	6-month JPY-LIBOR (pays semi-annually)	0.86% (pays semi-annually)	6/19/47	(1,057,023)	—	(1,057,023)

JPY	1,425,900	Receives	6-month JPY-LIBOR (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	(1,046,568)	—	(1,046,568)

JPY	1,320,934	Receives	6-month JPY-LIBOR (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(1,270,614)	—	(1,270,614)

JPY	447,623	Receives	6-month JPY-LIBOR (pays semi-annually)	0.55% (pays semi-annually)	4/8/49	30,320	—	30,320

42	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

JPY	576,759	Receives	6-month JPY-LIBOR (pays semi-annually)	0.55% (pays semi-annually)	4/8/49	$40,531	$—	$40,531

JPY	576,759	Receives	6-month JPY-LIBOR (pays semi-annually)	0.55% (pays semi-annually)	4/8/49	40,531	—	40,531

JPY	576,759	Receives	6-month JPY-LIBOR (pays semi-annually)	0.55% (pays semi-annually)	4/8/49	37,603	—	37,603

NZD	30,800	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	(1,973,264)	—	(1,973,264)

NZD	95,900	Receives	3-month NZD Bank Bill (pays quarterly)	3.17% (pays semi-annually)	6/26/27	(5,663,844)	—	(5,663,844)

NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(2,242,914)	—	(2,242,914)

NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(2,248,310)	—	(2,248,310)

NZD	11,120	Receives	3-month NZD Bank Bill (pays quarterly)	2.49% (pays semi-annually)	2/22/29	(180,446)	—	(180,446)

NZD	13,700	Receives	3-month NZD Bank Bill (pays quarterly)	2.50% (pays semi-annually)	2/22/29	(228,537)	—	(228,537)

PLN	38,447	Pays	6-month PLN WIBOR (pays semi-annually)	2.41% (pays annually)	12/13/21	137,438	—	137,438

PLN	95,706	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	1/12/22	364,758	—	364,758

PLN	98,984	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	1/13/22	359,585	—	359,585

PLN	56,176	Pays	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	2/6/23	373,312	—	373,312

PLN	55,640	Pays	6-month PLN WIBOR (pays semi-annually)	2.69% (pays annually)	2/7/23	344,830	—	344,830

PLN	60,280	Pays	6-month PLN WIBOR (pays semi-annually)	2.45% (pays annually)	3/12/23	220,007	—	220,007

PLN	20,260	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	6/15/23	163,918	—	163,918

PLN	8,210	Pays	6-month PLN WIBOR (pays semi-annually)	2.53% (pays annually)	6/18/23	67,964	—	67,964

PLN	49,240	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	20,696	—	20,696

PLN	35,503	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	10,388	—	10,388

PLN	12,853	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	12,520	—	12,520

PLN	47,555	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	64,641	—	64,641

PLN	13,591	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	65,914	—	65,914

PLN	13,817	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	61,168	—	61,168

PLN	20,724	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	87,760	—	87,760

43	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	$75,596	$—	$75,596

PLN	43,554	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	180,612	—	180,612

PLN	26,131	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	127,796	—	127,796

PLN	17,422	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	66,148	—	66,148

PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	58,700	—	58,700

PLN	17,421	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	45,139	—	45,139

PLN	48,146	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	138,385	—	138,385

PLN	9,965	Pays	6-month PLN WIBOR (pays semi-annually)	3.14% (pays annually)	2/7/28	141,295	(36,960)	104,335

PLN	25,846	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/15/28	424,466	—	424,466

PLN	6,154	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/18/28	100,712	—	100,712

SGD	71,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.45% (pays semi-annually)	10/22/23	1,082,432	—	1,082,432

SGD	19,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	284,663	—	284,663

SGD	50,640	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.08% (pays semi-annually)	12/13/23	192,983	—	192,983

SGD	53,070	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	220,912	—	220,912

USD	3,354	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	9/20/19	15,059	904	15,963

USD	2,100	Receives	3-month USD-LIBOR (pays quarterly)	2.30% (pays semi-annually)	1/30/20	(8,011)	—	(8,011)

USD	25,617	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	9/15/22	412,543	—	412,543

USD	39,231	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	9/18/22	594,661	—	594,661

USD	475	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	4/5/23	(7,682)	(50)	(7,732)

USD	208	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	4/12/23	(3,504)	13	(3,491)

USD	1,751	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	4/12/23	(29,460)	109	(29,351)

USD	3,370	Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	6/22/23	(116,911)	7,000	(109,911)

44	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	3,770	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	$(127,176)	$95	$(127,081)

USD	2,324	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	9/28/23	(76,497)	—	(76,497)

USD	2,271	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/2/23	(73,869)	—	(73,869)

USD	4,500	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	(143,319)	(484)	(143,803)

USD	1,155	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/3/23	(37,621)	—	(37,621)

USD	1,448	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/4/23	(45,964)	—	(45,964)

USD	1,742	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	10/5/23	(60,736)	—	(60,736)

USD	4,853	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	25,013	—	25,013

USD	5,290	Receives	3-month USD-LIBOR (pays quarterly)	2.37% (pays semi-annually)	4/3/24	(10,169)	—	(10,169)

USD	1,741	Pays	3-month USD-LIBOR (pays quarterly)	2.36% (pays semi-annually)	4/29/24	3,210	—	3,210

USD	3,128	Pays	3-month USD-LIBOR (pays quarterly)	2.33% (pays semi-annually)	4/30/24	1,004	—	1,004

USD	610	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	2/5/26	(9,982)	—	(9,982)

USD	2,000	Receives	3-month USD-LIBOR (pays quarterly)	2.58% (pays semi-annually)	2/12/26	(24,432)	—	(24,432)

USD	1,300	Receives	3-month USD-LIBOR (pays quarterly)	2.62% (pays semi-annually)	2/17/26	(19,170)	—	(19,170)

USD	4,196	Receives	3-month USD-LIBOR (pays quarterly)	2.60% (pays semi-annually)	3/1/26	(57,464)	—	(57,464)

USD	7,105	Pays	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(362,853)	—	(362,853)

USD	59,336	Receives	3-month USD-LIBOR (pays quarterly)	2.18% (pays semi-annually)	9/19/27	1,201,230	—	1,201,230

USD	800	Receives	3-month USD-LIBOR (pays quarterly)	2.82% (pays semi-annually)	4/12/28	(23,555)	(458)	(24,013)

USD	900	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	4/13/28	(25,048)	(4)	(25,052)

USD	848	Receives	3-month USD-LIBOR (pays quarterly)	2.89% (pays semi-annually)	4/18/28	(29,725)	(244)	(29,969)

USD	600	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	6/27/28	(28,151)	—	(28,151)

USD	9,102	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	(510,596)	—	(510,596)

USD	1,818	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	(99,327)	—	(99,327)

USD	5,554	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	(301,119)	2,746	(298,373)

45	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	1,781	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	10/3/28	$(100,288)	$—	$(100,288)

USD	6,945	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/4/28	(376,686)	—	(376,686)

USD	2,108	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/5/28	(128,032)	—	(128,032)

USD	1,803	Receives	3-month USD-LIBOR (pays quarterly)	3.24% (pays semi-annually)	10/9/28	(117,233)	—	(117,233)

USD	969	Receives	3-month USD-LIBOR (pays quarterly)	3.27% (pays semi-annually)	10/12/28	(65,486)	—	(65,486)

USD	4,719	Receives	3-month USD-LIBOR (pays quarterly)	3.25% (pays semi-annually)	11/13/28	(354,605)	—	(354,605)

USD	4,398	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/15/29	(120,708)	935	(119,773)

USD	635	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/17/29	(17,464)	—	(17,464)

USD	2,900	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/18/29	(90,108)	—	(90,108)

USD	3,385	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	1/18/29	(102,464)	—	(102,464)

USD	4,395	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/22/29	(136,562)	—	(136,562)

USD	2,440	Receives	3-month USD-LIBOR (pays quarterly)	2.77% (pays semi-annually)	1/24/29	(76,722)	—	(76,722)

USD	4,470	Receives	3-month USD-LIBOR (pays quarterly)	2.79% (pays semi-annually)	1/29/29	(150,031)	—	(150,031)

USD	4,100	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/30/29	(128,453)	—	(128,453)

USD	1,500	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/31/29	(40,340)	(3,913)	(44,253)

USD	2,142	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	2/1/29	(50,936)	—	(50,936)

USD	4,780	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	2/5/29	(99,175)	—	(99,175)

USD	4,100	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	3/6/29	(89,473)	—	(89,473)

USD	3,000	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	3/7/29	(68,602)	—	(68,602)

USD	2,985	Receives	3-month USD-LIBOR (pays quarterly)	2.70% (pays semi-annually)	3/11/29	(57,025)	—	(57,025)

USD	3,094	Receives	3-month USD-LIBOR (pays quarterly)	2.70% (pays semi-annually)	3/11/29	(59,119)	—	(59,119)

USD	2,368	Receives	3-month USD-LIBOR (pays quarterly)	2.45% (pays semi-annually)	4/3/29	8,721	—	8,721

USD	2,183	Receives	3-month USD-LIBOR (pays quarterly)	2.48% (pays semi-annually)	4/11/29	1,197	—	1,197

USD	1,350	Receives	3-month USD-LIBOR (pays quarterly)	2.48% (pays semi-annually)	4/15/29	862	—	862

46	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	2,220	Receives	3-month USD-LIBOR (pays quarterly)	2.47% (pays semi-annually)	4/15/29	$2,876	$—	$2,876

USD	2,710	Receives	3-month USD-LIBOR (pays quarterly)	2.54% (pays semi-annually)	4/16/29	(12,484)	—	(12,484)

USD	7,500	Receives	3-month USD-LIBOR (pays quarterly)	2.58% (pays semi-annually)	4/18/29	(62,048)	—	(62,048)

USD	750	Receives	3-month USD-LIBOR (pays quarterly)	2.58% (pays semi-annually)	4/23/29	(6,173)	—	(6,173)

USD	4,194	Receives	3-month USD-LIBOR (pays quarterly)	2.51% (pays semi-annually)	4/26/29	(7,817)	—	(7,817)

USD	3,509	Pays	3-month USD-LIBOR (pays quarterly)	2.51% (pays semi-annually)	4/29/29	6,055	—	6,055

USD	6,154	Pays	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	4/29/29	16,065	—	16,065

USD	7,640	Receives	3-month USD-LIBOR (pays quarterly)	2.53% (pays semi-annually)	4/29/29	(26,503)	—	(26,503)

USD	4,650	Receives	3-month USD-LIBOR (pays quarterly)	2.49% (pays semi-annually)	4/30/29	(265)	—	(265)

USD	7,440	Receives	3-month USD-LIBOR (pays quarterly)	2.49% (pays semi-annually)	4/30/29	(259)	—	(259)

USD	1,629	Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	7/3/38	(10,305)	—	(10,305)

USD	2,895	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/5/38	(15,714)	—	(15,714)

USD	2,895	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	(21,693)	—	(21,693)

USD	3,763	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	(28,067)	—	(28,067)

USD	4,052	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/6/38	(22,546)	—	(22,546)

USD	6,233	Receives	3-month USD-LIBOR (pays quarterly)	2.97% (pays semi-annually)	7/7/38	(28,665)	—	(28,665)

USD	13,700	Receives	3-month USD-LIBOR (pays quarterly)	3.04% (pays semi-annually)	12/21/38	(130,419)	—	(130,419)

USD	10,359	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	3/27/39	72,255	(12,780)	59,475

USD	13,741	Receives	3-month USD-LIBOR (pays quarterly)	2.81% (pays semi-annually)	3/28/39	89,350	—	89,350

USD	23,460	Receives	3-month USD-LIBOR (pays quarterly)	2.81% (pays semi-annually)	3/28/39	155,711	—	155,711

USD	3,372	Receives	3-month USD-LIBOR (pays quarterly)	2.78% (pays semi-annually)	4/4/39	29,160	—	29,160

USD	3,138	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	4/18/39	(8,272)	—	(8,272)

USD	6,276	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	4/18/39	(15,487)	—	(15,487)

USD	1,569	Receives	3-month USD-LIBOR (pays quarterly)	2.93% (pays semi-annually)	4/20/39	(2,288)	—	(2,288)

47	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	2,039		Receives	3-month USD-LIBOR (pays quarterly)	2.93% (pays semi-annually)	4/20/39	$(3,110)	$—	$(3,110)

USD	1,255		Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	5/2/39	(975)	—	(975)

USD	1,883		Receives	3-month USD-LIBOR (pays quarterly)	2.91% (pays semi-annually)	5/3/39	(1,399)	—	(1,399)

USD	0	(1)	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	6/15/46	6	12	18

USD	8,500		Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	(95,535)	1,501,625	1,406,090

USD	8,500		Pays	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	95,537	(1,657,886)	(1,562,349)

USD	2,000		Receives	3-month USD-LIBOR (pays quarterly)	2.97% (pays semi-annually)	6/22/48	(127,273)	429	(126,844)

USD	2,301		Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	9/25/48	(208,825)	(3,383)	(212,208)

USD	6,084		Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	(534,910)	—	(534,910)

USD	6,723		Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/48	(581,109)	—	(581,109)

USD	765		Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/3/48	(71,817)	—	(71,817)

USD	1,384		Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	10/4/48	(123,044)	—	(123,044)

USD	7,142		Receives	3-month USD-LIBOR (pays quarterly)	3.21% (pays semi-annually)	10/5/48	(755,187)	—	(755,187)

USD	6,208		Receives	3-month USD-LIBOR (pays quarterly)	3.26% (pays semi-annually)	10/9/48	(718,902)	—	(718,902)

USD	2,687		Receives	3-month USD-LIBOR (pays quarterly)	3.30% (pays semi-annually)	10/13/48	(331,316)	—	(331,316)

USD	6,032		Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	4/4/49	84,550	—	84,550

USD	10,054		Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	4/4/49	140,332	—	140,332

USD	2,197		Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	4/5/49	12,742	—	12,742

USD	10,041		Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	4/5/49	57,048	—	57,048

USD	1,570		Pays	3-month USD-LIBOR (pays quarterly)	2.71% (pays semi-annually)	4/29/49	6,423	—	6,423

USD	1,472		Pays	3-month USD-LIBOR (pays quarterly)	2.69% (pays semi-annually)	4/30/49	(1,277)	—	(1,277)

USD	2,668		Pays	3-month USD-LIBOR (pays quarterly)	2.71% (pays semi-annually)	5/1/49	9,781	—	9,781

USD	962		Pays	3-month USD-LIBOR (pays quarterly)	2.71% (pays semi-annually)	5/2/49	—	—	—

USD	2,534		Pays	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	5/2/49	—	—	—

48	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	3,351	Receives	3-month USD-LIBOR (pays quarterly)	2.65% (pays semi-annually)	4/4/59	$70,106	$—	$70,106

USD	6,368	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	4/4/59	140,728	—	140,728

Total						$(24,471,011)	$(204,518)	$(24,675,529)

(1)	Notional amount is less than USD 500.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)

Bank of America, N.A.	SAR	50,400	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.37% (pays annually)	4/11/26	$(280,393)

Total							$(280,393)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Argentina	$8,697	5.00% (pays quarterly)(1)	6/20/20	15.77%	$(927,471)	$1,069,262	$141,791

Indonesia	53,000	1.00% (pays quarterly)(1)	6/20/24	0.96	175,571	191,154	366,725

Turkey	2,160	1.00% (pays quarterly)(1)	6/20/20	4.03	(70,078)	30,746	(39,332)

Turkey	7,086	1.00% (pays quarterly)(1)	12/20/23	4.45	(946,302)	598,946	(347,356)

Total	$70,943				$(1,768,280)	$1,890,108	$121,828

49	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Malaysia	$202,100	1.00% (pays quarterly)(1)	6/20/24	$(4,588,007)	$3,192,421	$(1,395,586)

Markit CDX Emerging Markets Index (CDX.EM.31.V1)	105,127	1.00% (pays quarterly)(1)	6/20/24	4,286,588	(3,165,009)	1,121,579

Qatar	5,633	1.00% (pays quarterly)(1)	6/20/19	(13,669)	(16,968)	(30,637)

Qatar	119,079	1.00% (pays quarterly)(1)	12/20/22	(2,527,999)	4,619	(2,523,380)

Qatar	12,396	1.00% (pays quarterly)(1)	12/20/23	(243,342)	106,215	(137,127)

Russia	128,392	1.00% (pays quarterly)(1)	6/20/24	1,352,396	(2,212,113)	(859,717)

South Africa	32,140	1.00% (pays quarterly)(1)	9/20/22	381,320	330,199	711,519

Total				$(1,352,713)	$(1,760,636)	$(3,113,349)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Indonesia	Bank of America, N.A.	$5,500	1.00% (pays quarterly)(1)	6/20/24	0.96%	$18,220	$20,985	$39,205

Indonesia	Barclays Bank PLC	34,800	1.00% (pays quarterly)(1)	6/20/24	0.96	115,281	67,369	182,650

Indonesia	Citibank, N.A.	2,700	1.00% (pays quarterly)(1)	6/20/24	0.96	8,944	6,452	15,396

Indonesia	Goldman Sachs International	5,945	1.00% (pays quarterly)(1)	6/20/24	0.96	19,694	13,878	33,572

Indonesia	JPMorgan Chase Bank, N.A.	56,355	1.00% (pays quarterly)(1)	6/20/24	0.96	186,073	189,622	375,695

Turkey	Barclays Bank PLC	23,500	1.00% (pays quarterly)(1)	6/20/20	4.03	(762,418)	331,665	(430,753)

Turkey	BNP Paribas	10,000	1.00% (pays quarterly)(1)	6/20/20	4.03	(324,433)	125,123	(199,310)

Turkey	BNP Paribas	32,300	1.00% (pays quarterly)(1)	9/20/20	4.12	(1,311,940)	693,897	(618,043)

Turkey	Goldman Sachs International	25,000	1.00% (pays quarterly)(1)	6/20/20	4.03	(811,083)	309,185	(501,898)

Turkey	JPMorgan Chase Bank, N.A.	2,710	1.00% (pays quarterly)(1)	6/20/20	4.03	(87,921)	38,853	(49,068)

Turkey	Nomura International PLC	6,900	1.00% (pays quarterly)(1)	6/20/20	4.03	(223,859)	87,903	(135,956)

Total		$205,710				$(3,173,442)	$1,884,932	$(1,288,510)

50	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Brazil	Goldman Sachs International	$39,653	1.00% (pays quarterly)(1)	6/20/29	$4,815,474	$(4,899,109)	$(83,635)

Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(34,509)	(57,864)	(92,373)

Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(34,509)	(57,932)	(92,441)

Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(34,509)	(59,543)	(94,052)

Croatia	Barclays Bank PLC	9,040	1.00% (pays quarterly)(1)	3/20/20	(69,017)	(115,626)	(184,643)

Croatia	BNP Paribas	1,500	1.00% (pays quarterly)(1)	3/20/20	(11,452)	(22,015)	(33,467)

Croatia	BNP Paribas	2,340	1.00% (pays quarterly)(1)	3/20/20	(17,865)	(30,759)	(48,624)

Croatia	BNP Paribas	2,760	1.00% (pays quarterly)(1)	3/20/20	(21,072)	(34,861)	(55,933)

Croatia	BNP Paribas	6,250	1.00% (pays quarterly)(1)	3/20/20	(47,717)	(91,603)	(139,320)

Croatia	Citibank, N.A.	1,660	1.00% (pays quarterly)(1)	3/20/20	(12,674)	(21,144)	(33,818)

Croatia	Citibank, N.A.	4,260	1.00% (pays quarterly)(1)	3/20/20	(32,524)	(56,717)	(89,241)

Croatia	Citibank, N.A.	10,000	1.00% (pays quarterly)(1)	3/20/20	(76,347)	(139,765)	(216,112)

Croatia	Citibank, N.A.	167	1.00% (pays quarterly)(1)	6/20/20	(1,543)	(2,748)	(4,291)

Croatia	Citibank, N.A.	1,000	1.00% (pays quarterly)(1)	6/20/20	(9,227)	(16,826)	(26,053)

Croatia	Goldman Sachs International	2,210	1.00% (pays quarterly)(1)	3/20/20	(16,873)	(29,050)	(45,923)

Croatia	Goldman Sachs International	3,410	1.00% (pays quarterly)(1)	3/20/20	(26,034)	(44,869)	(70,903)

Croatia	Goldman Sachs International	1,700	1.00% (pays quarterly)(1)	6/20/20	(15,685)	(28,700)	(44,385)

Egypt	Citibank, N.A.	50	1.00% (pays quarterly)(1)	6/20/20	466	(663)	(197)

Egypt	Citibank, N.A.	4,550	1.00% (pays quarterly)(1)	6/20/20	42,376	(57,464)	(15,088)

Egypt	Deutsche Bank AG	5,100	1.00% (pays quarterly)(1)	6/20/20	47,498	(57,272)	(9,774)

Egypt	Deutsche Bank AG	4,550	1.00% (pays quarterly)(1)	6/20/20	42,376	(57,815)	(15,439)

Egypt	Deutsche Bank AG	4,600	1.00% (pays quarterly)(1)	6/20/20	42,841	(58,372)	(15,531)

Oman	Bank of America, N.A.	20,851	1.00% (pays quarterly)(1)	6/20/22	738,508	(653,714)	84,794

Oman	Bank of America, N.A.	16,680	1.00% (pays quarterly)(1)	12/20/22	819,277	(654,129)	165,148

51	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Qatar	Bank of America, N.A.	$1,710	1.00% (pays quarterly)(1)	6/20/19	$(4,150)	$1,180	$(2,970)

Qatar	Bank of America, N.A.	1,710	1.00% (pays quarterly)(1)	6/20/19	(4,150)	1,112	(3,038)

Qatar	BNP Paribas	1,713	1.00% (pays quarterly)(1)	6/20/19	(4,157)	835	(3,322)

Qatar	Citibank, N.A.	6,450	1.00% (pays quarterly)(1)	6/20/19	(15,652)	4,117	(11,535)

Qatar	Goldman Sachs International	10	1.00% (pays quarterly)(1)	12/20/20	(140)	(42)	(182)

Qatar	Goldman Sachs International	1,660	1.00% (pays quarterly)(1)	12/20/20	(23,193)	(12,863)	(36,056)

Qatar	Goldman Sachs International	9,740	1.00% (pays quarterly)(1)	12/20/20	(136,084)	(51,345)	(187,429)

Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(72,633)	(5,866)	(78,499)

Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	(52,087)	1,426	(50,661)

Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00% (pays quarterly)(1)	6/20/19	(3,955)	1,126	(2,829)

Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00% (pays quarterly)(1)	6/20/19	(4,853)	892	(3,961)

Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00% (pays quarterly)(1)	6/20/19	(7,969)	1,688	(6,281)

Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	(162,161)	17,776	(144,385)

Serbia	Nomura International PLC	10,000	5.00% (pays quarterly)(1)	6/20/19	(125,513)	29,664	(95,849)

South Africa	Bank of America, N.A.	16,100	1.00% (pays quarterly)(1)	9/20/22	191,016	(408,887)	(217,871)

South Africa	Bank of America, N.A.	20,830	1.00% (pays quarterly)(1)	9/20/22	247,134	(554,068)	(306,934)

South Africa	Bank of America, N.A.	29,280	1.00% (pays quarterly)(1)	9/20/22	347,388	(703,247)	(355,859)

South Africa	Bank of America, N.A.	19,900	1.00% (pays quarterly)(1)	9/20/22	236,100	(665,996)	(429,896)

South Africa	Goldman Sachs International	10,690	1.00% (pays quarterly)(1)	9/20/22	126,830	(346,064)	(219,234)

South Africa	Goldman Sachs International	8,022	1.00% (pays quarterly)(1)	12/20/22	121,488	(283,543)	(162,055)

South Africa	Goldman Sachs International	16,600	1.00% (pays quarterly)(1)	12/20/28	1,956,199	(2,215,965)	(259,766)

South Africa	HSBC Bank USA, N.A.	7,300	1.00% (pays quarterly)(1)	12/20/22	110,554	(247,783)	(137,229)

South Africa	HSBC Bank USA, N.A.	23,540	1.00% (pays quarterly)(1)	6/20/29	2,941,401	(3,016,773)	(75,372)

52	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

South Africa	Nomura International PLC	$7,068	1.00% (pays quarterly)(1)	12/20/22	$107,040	$(245,865)	$(138,825)

Thailand	Barclays Bank PLC	7,500	0.97% (pays quarterly)	9/20/19	(35,375)	—	(35,375)

Thailand	Citibank, N.A.	3,700	0.95% (pays quarterly)	9/20/19	(17,073)	—	(17,073)

Total					$11,803,264	$(15,947,051)	$(4,143,787)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2019, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $276,653,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)†		Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)

Citibank, N.A.		58,500	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	5/16/19	$(207,544)

Citibank, N.A.		50,140	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	5/16/19	(147,298)

Citibank, N.A.		46,000	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	5/16/19	(133,417)

UBS AG	CNY	51,893	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 9.00% on $7,664,276 (pays quarterly)	7/18/19	(530,312)

UBS AG	CNY	51,858	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 7.00% on $7,654,997 (pays quarterly)	8/12/19	1,565,644

						$547,073

†	Notional amount is stated in USD unless otherwise noted.

Abbreviations:

53	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

BADLAR	–	Buenos Aires Deposits of Large Amount Rate

CMT	–	Constant Maturity Treasury

COF	–	Cost of Funds 11th District

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

OMO	–	Open Market Operation

Currency Abbreviations:

AED	–	United Arab Emirates Dirham

ARS	–	Argentine Peso

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CRC	–	Costa Rican Colon

CZK	–	Czech Koruna

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

GEL	–	Georgian Lari

GHS	–	Ghanaian Cedi

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KRW	–	South Korean Won

LKR	–	Sri Lankan Rupee

MAD	–	Moroccan Dirham

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NGN	-	Nigerian Naira

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RON	–	Romanian Leu

RSD	–	Serbian Dinar

SAR	–	Saudi Riyal

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

XOF	–	West African CFA Franc

ZAR	–	South African Rand

54	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $3,437,388,159)	$3,414,061,390

Affiliated investment, at value (identified cost, $234,494,999)	234,497,638

Cash	31,888,917

Deposits for derivatives collateral —

Futures contracts	375,871

Centrally cleared derivatives	117,490,142

OTC derivatives	595,560

Foreign currency, at value (identified cost, $27,137,128)	28,532,292

Interest and dividends receivable	54,980,539

Dividends receivable from affiliated investment	293,080

Receivable for investments sold	55,738,081

Receivable for variation margin on open financial futures contracts	1,293,308

Receivable for open forward foreign currency exchange contracts	58,362,247

Receivable for open swap contracts	2,462,104

Upfront payments on open non-centrally cleared swap contracts	16,006,867

Tax reclaims receivable	86,786

Total assets	$4,016,664,822

Liabilities

Cash collateral due to brokers	$595,560

Payable for investments purchased	18,039,229

Payable for variation margin on open centrally cleared derivatives	3,382,818

Payable for open forward foreign currency exchange contracts	82,922,814

Payable for open swap contracts	7,627,721

Upfront receipts on open non-centrally cleared swap contracts	1,944,748

Payable to affiliates:

Investment adviser fee	1,767,203

Trustees’ fees	9,223

Accrued foreign capital gains taxes	253,378

Accrued expenses and other liabilities	2,079,830

Total liabilities	$118,622,524

Net Assets applicable to investors’ interest in Portfolio	$3,898,042,298

55	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest (net of foreign taxes, $2,916,565)	$119,988,883

Dividends (net of foreign taxes, $358,314)	1,764,224

Dividends from affiliated investment	2,346,790

Total investment income	$124,099,897

Expenses

Investment adviser fee	$11,410,761

Trustees’ fees and expenses	54,848

Custodian fee	2,116,948

Legal and accounting services	213,521

Interest expense and fees	299,634

Miscellaneous	66,723

Total expenses	$14,162,435

Net investment income	$109,937,462

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $129,540)	$(49,178,922)

Investment transactions — affiliated investment	386

Written options	349,078

Financial futures contracts	(16,478,152)

Swap contracts	(43,269,809)

Foreign currency transactions	(2,909,877)

Forward foreign currency exchange contracts	26,723,022

Net realized loss	$(84,764,274)

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $26,543)	$109,055,639

Investments — affiliated investment	36,101

Written options	11,003

Financial futures contracts	(4,636,570)

Swap contracts	(24,308,169)

Foreign currency	3,136,167

Forward foreign currency exchange contracts	(24,467,913)

Net change in unrealized appreciation (depreciation)	$58,826,258

Net realized and unrealized loss	$(25,938,016)

Net increase in net assets from operations	$83,999,446

56	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$109,937,462	$249,010,969

Net realized loss	(84,764,274)	(107,995,385)

Net change in unrealized appreciation (depreciation)	58,826,258	(275,559,933)

Net increase (decrease) in net assets from operations	$83,999,446	$(134,544,349)

Capital transactions —

Contributions	$116,247,094	$548,095,488

Withdrawals	(1,166,723,080)	(1,033,097,732)

Net decrease in net assets from capital transactions	$(1,050,475,986)	$(485,002,244)

Net decrease in net assets	$(966,476,540)	$(619,546,593)

Net Assets

At beginning of period	$4,864,518,838	$5,484,065,431

At end of period	$3,898,042,298	$4,864,518,838

57	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Consolidated Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2018		2017		2016		2015		2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.67	%(2)(3)	0.70	%(4)	0.64	%(4)	0.64	%(4)	0.67	%(4)	0.75	%(4)

Net investment income	5.23	%(3)	4.64%		4.14%		4.54%		4.37%		3.92%

Portfolio Turnover	30	%(5)	78%		74%		65%		66%		66%

Total Return	2.13	%(5)	(2.60)%		3.93%		5.06	%(6)	1.99%		3.78%

Net assets, end of period (000’s omitted)	$3,898,042		$4,864,519		$5,484,065		$5,412,097		$4,751,608		$4,601,105

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Includes interest expense of 0.01% of average daily net assets for the six months ended April 30, 2019.

(3)	Annualized.

(4)	Includes interest and dividend expense, including on securities sold short, of 0.04%, 0.03%, 0.03%, 0.03% and 0.11% for the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(5)	Not annualized.

(6)

During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

58	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 99.9%, less than 0.05% and less than 0.05%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2019 were $8,322,143 or 0.2% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in

59

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Notes to Consolidated Financial Statements (Unaudited) — continued

accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

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Notes to Consolidated Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made,

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including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption

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bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

S  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

T  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee amounted to $11,410,761 or 0.54% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

During the six months ended April 30, 2019, BMR reimbursed the Portfolio $3,000 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2019 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$767,319,447	$977,428,607

U.S. Government and Agency Securities	210,578,785	456,889,912

	$977,898,232	$1,434,318,519

Included in purchases are the cost of securities purchased by the Portfolio from investment companies advised by EVM or its affiliates of $78,366,196. Such transactions were executed in accordance with affiliated transaction procedures approved by the Portfolio’s Trustees.

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4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,860,244,523

Gross unrealized appreciation	$108,133,687

Gross unrealized depreciation	(366,449,630)

Net unrealized depreciation	$(258,315,943)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Consolidated Portfolio of Investments. At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions and inflation swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $88,874,134. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $30,942,596 at April 30, 2019.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

64

Global Macro Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2019. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2019 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$—	$—	$60,773,497	$60,773,497

Not applicable	—	6,195,875 *	428,160 *	16,625,566 *	14,474,427 *	37,724,028

Receivable for open forward foreign currency exchange contracts	—	—	—	58,362,247	—	58,362,247

Receivable/payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	13,282,178	1,565,644	—	—	14,847,822

Total Asset Derivatives	$—	$19,478,053	$1,993,804	$74,987,813	$75,247,924	$171,707,594

Derivatives not subject to master netting or similar agreements	$—	$6,195,875	$428,160	$16,625,566	$14,474,427	$37,724,028

Total Asset Derivatives subject to master netting or similar agreements	$—	$13,282,178	$1,565,644	$58,362,247	$60,773,497	$133,983,566

Not applicable	$—	$(9,316,868)*	$—	$(10,526,116)*	$(38,032,731)*	$(57,875,715)

Payable for open forward foreign currency exchange contracts	—	—	—	(82,922,814)	—	(82,922,814)

Payable/receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	(488,259)	(4,652,356)	(530,312)	—	(280,393)	(5,951,320)

Total Liability Derivatives	$(488,259)	$(13,969,224)	$(530,312)	$(93,448,930)	$(38,313,124)	$(146,749,849)

Derivatives not subject to master netting or similar agreements	$—	$(9,316,868)	$—	$(10,526,116)	$(38,032,731)	$(57,875,715)

Total Liability Derivatives subject to master netting or similar agreements	$(488,259)	$(4,652,356)	$(530,312)	$(82,922,814)	$(280,393)	$(88,874,134)

*

For futures contracts and centrally cleared derivatives, amount represents value as shown in the Consolidated Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

65

Global Macro Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Australia and New Zealand Banking Group Limited	$513,501	$(152,499)	$(361,002)	$—	$—	$—

Bank of America, N.A.	28,089,945	(1,104,089)	(14,263,701)	—	12,722,155	—

Barclays Bank PLC	115,281	(115,281)	—	—	—	—

BNP Paribas	982,312	(982,312)	—	—	—	—

Citibank, N.A.	1,709,671	(1,709,671)	—	—	—	—

Deutsche Bank AG	5,548,463	(5,548,463)	—	—	—	—

Goldman Sachs International	30,276,508	(27,818,168)	(2,458,340)	—	—	—

HSBC Bank USA, N.A.	3,753,941	—	(819,623)	—	2,934,318	—

ICBC Standard Bank plc	33,818	(33,818)	—	—	—	—

JPMorgan Chase Bank, N.A.	4,138,352	(4,138,352)	—	—	—	550,576

Morgan Stanley & Co. International PLC	33,514,877	(77,756)	(33,437,121)	—	—	44,984

Nomura International PLC	107,040	(107,040)	—	—	—	—

Societe Generale	29,236	(29,236)	—	—	—	—

Standard Chartered Bank	21,069,949	(21,069,949)	—	—	—	—

State Street Bank and Trust Company	24,764	(24,764)	—	—	—	—

The Toronto-Dominion Bank	519,764	(122,045)	(316,046)	—	81,673	—

UBS AG	3,556,144	(1,560,980)	(1,995,164)	—	—	—

	$133,983,566	$(64,594,423)	$(53,650,997)	$—	$15,738,146	$595,560

66

Global Macro Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Australia and New Zealand Banking Group Limited	$(152,499)	$152,499	$—	$—	$—	$—

Bank of America, N.A.	(1,104,089)	1,104,089	—	—	—	—

Barclays Bank PLC	(970,337)	115,281	679,029	—	(176,027)	—

BNP Paribas	(7,352,132)	982,312	6,361,901	—	(7,919)	—

Citibank, N.A.	(2,799,241)	1,709,671	1,089,570	—	—	—

Credit Agricole Corporate and Investment Bank	(1,202,065)	—	1,114,406	—	(87,659)	—

Deutsche Bank AG	(5,586,707)	5,548,463	38,244	—	—	—

Goldman Sachs International	(27,818,168)	27,818,168	—	—	—	—

ICBC Standard Bank plc	(197,848)	33,818	—	—	(164,030)	—

JPMorgan Chase Bank, N.A.	(4,419,162)	4,138,352	—	—	(280,810)	—

Morgan Stanley & Co. International PLC	(77,756)	77,756	—	—	—	—

Nomura International PLC	(511,533)	107,040	400,427	—	(4,066)	—

Societe Generale	(318,495)	29,236	181,740	—	(107,519)	—

Standard Chartered Bank	(34,153,383)	21,069,949	13,083,434	—	—	—

State Street Bank and Trust Company	(527,694)	24,764	502,930	—	—	—

The Toronto-Dominion Bank	(122,045)	122,045	—	—	—	—

UBS AG	(1,560,980)	1,560,980	—	—	—	—

	$(88,874,134)	$64,594,423	$23,451,681	$—	$(828,030)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$595,560

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2019 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —

Investment transactions	$—	$—	$—	$(4,740,765)	$—

Written options	—	—	—	349,078	—

Financial futures contracts	—	—	(434,128)	—	(16,044,024)

Swap contracts	2,849,922	(19,856,611)	2,539,262	—	(28,802,382)

Forward foreign currency exchange contracts	—	—	—	26,723,022	—

Total	$2,849,922	$(19,856,611)	$2,105,134	$22,331,335	$(44,846,406)

67

Global Macro Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Change in unrealized appreciation (depreciation) —

Investments	$—	$—	$—	$(2,902,363)	$(7,427,586)

Written options	—	—	—	11,003	—

Financial futures contracts	—	—	559,067	—	(5,195,637)

Swap contracts	(1,357,598)	(4,897,570)	1,896,555	—	(19,949,556)

Forward foreign currency exchange contracts	—	—	—	(24,467,913)	—

Total	$(1,357,598)	$(4,897,570)	$2,455,622	$(27,359,273)	$(32,572,779)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2019, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Purchased Interest Rate Swaptions	Swap Contracts

$1,293,998,000	$1,933,560,000	$6,427,045,000	$480,003,000	$5,181,172,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts outstanding during the six months ended April 30, 2019, which are indicative of the volume of these derivative types, were approximately $447,259,000 and $60,072,000, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

68

Global Macro Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$2,163,329,933	$—	$2,163,329,933

Foreign Corporate Bonds	—	61,938,347	8,799,394	70,737,741

Senior Floating-Rate Loans	—	—	9,686,249	9,686,249

Sovereign Loans	—	140,363,795	—	140,363,795

Credit Linked Notes	—	1,974,000	—	1,974,000

Corporate Bonds & Notes	—	503,434	—	503,434

Asset-Backed Securities	—	49,198,623	—	49,198,623

Collateralized Mortgage Obligations	—	102,452,655	—	102,452,655

Mortgage Pass-Throughs	—	216,714,068	—	216,714,068

U.S. Treasury Obligations	—	1,646,016	—	1,646,016

Small Business Administration Loans (Interest Only)	—	35,444,799	—	35,444,799

Common Stocks	5,633,850	111,898,873 **	—	117,532,723

Short-Term Investments —

Foreign Government Securities	—	388,875,449	—	388,875,449

U.S. Treasury Obligations	—	54,828,408	—	54,828,408

Other	—	234,497,638	—	234,497,638

Purchased Interest Rate Swaptions	—	60,773,497	—	60,773,497

Total Investments	$5,633,850	$3,624,439,535	$18,485,643	$3,648,559,028

Forward Foreign Currency Exchange Contracts	$—	$74,987,813	$—	$74,987,813

Futures Contracts	—	428,160	—	428,160

Swap Contracts	—	35,518,124	—	35,518,124

Total	$5,633,850	$3,735,373,632	$18,485,643	$3,759,493,125

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(93,448,930)	$—	$(93,448,930)

Futures Contracts	(1,748,994)	—	—	(1,748,994)

Swap Contracts	—	(51,551,925)	—	(51,551,925)

Total	$(1,748,994)	$(145,000,855)	$—	$(146,749,849)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2019 is not presented.

69

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

70

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Global Macro Absolute Return Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Global Macro Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.

71

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

72

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Macro Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

73

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

74

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Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7757    4.30.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2019